John Hancock
Health
Sciences Fund

SEMI
ANNUAL
REPORT

4.30.01

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]



[A photo of Maureen R. Ford, Chairman and Chief Executive Officer, in upper left-hand corner.]

WELCOME

Table of contents

Your fund
at a glance
page 1

Manager's report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Fund's investments
page 8

Financial statements
page 12

For your information
page 25

Dear Fellow Shareholders,

The stock market's downward spiral, which began last year with technology stocks, continued through the first quarter of 2001. The slowing economy and a parade of disappointing corporate earnings announcements provoked growing investor concern, and stock declines spread across all market sectors. However, April marked a turning point and the stock market made a comeback, particularly the tech-heavy Nasdaq Composite Index, which surged 15% in one month. There was a growing sense that the worst might be over for the economy, given the Federal Reserve's four interest-rate cuts between January and April totaling two percentage points, and more cuts expected. Even with April's rebound, the market remains volatile and indecisive, as investors try to get a clearer sense of the timetable for economic and corporate recovery.

As always, we will continue to update you on these developments and anything that specifically relates to your fund and its performance. In fact, this newly designed shareholder report is our latest offering in that regard, and is part of our ongoing effort to better serve our shareholders.

Based on your feedback, we set out to create a more inviting report that you could easily navigate and that would provide you with more information on your fund. In addition to the new overall look, there are several prominent changes, including a table of contents, additional charts and a new summary page opposite this one. The most obvious difference is the report's size. By changing it to a standard mailing format we hope to deliver it to you in an even more timely fashion.

These twice-yearly shareholder reports are your best way to better understand your fund and what has been driving its performance. We encourage you to read them, and hope that our new version will make the task easier and more meaningful.

Sincerely,

/S/ MAUREEN R. FORD

Maureen R. Ford,
Chairman and Chief Executive Officer



YOUR FUND
AT A GLANCE

The Fund seeks
long-term growth
of capital by
investing primar
ily in stocks of
U.S. and foreign
health-care
companies.

Over the last six months

* Overall market conditions pressured health-care stocks.

* Our underweighting in biotech stocks helped performance, since they were among the health-care group's biggest detractors.

* Medical device and health-services companies performed well.

[Bar chart with heading "John Hancock Health Sciences Fund." Under the heading is a note that reads "Fund performance for the six months ended April 30, 2001." The chart is scaled in increments of 2% with -12% at the bottom and 0% at the top. The first bar represents the -11.10% total return for Class A. The second bar represents the -11.40% total return for Class B. The third bar represents the -11.40% total return for Class C. A note below the chart reads "Total returns are at net asset value with all distributions reinvested."]

Top 10 holdings

 5.1%   Pfizer
 3.9%   Merck
 3.6%   Amgen
 3.5%   Stryker
 3.4%   Medtronic
 3.4%   Eli Lilly
 3.4%   Pharmacia
 2.9%   American Home Products
 2.8%   Allergan
 2.6%   Johnson & Johnson

As a percentage of net assets on April 30, 2001.



BY LINDA I. MILLER, CFA, PORTFOLIO MANAGER

John Hancock
Health Sciences Fund

MANAGER'S
REPORT

After posting extremely strong returns for much of 2000, health-care stocks struggled along with the overall stock market from November 2000 through April 2001. It's not that the fundamentals of the industry deteriorated. In fact, a lot was working in the sector's favor. The new administration in Washington allowed investors to cast aside their near-term concerns about new, potentially damaging, federal health-care legislation. Furthermore, health-care stocks traditionally have been viewed as defensive in a turbulent market because consumer health-care spending is relatively resistant in economic downturns. Their reputation for providing harbor in a turbulent market caused health-care stocks to hold up reasonably well early on. But as the period progressed, they lost their footing when investors, betting on a market recovery, switched from defensive to aggressive mode. Furthermore, much of the group entered the period with very high valuations, which were adjusted down along with the overall market.

"...health-care stocks
 struggled along with
 the overall stock
 market..."

Biotech stocks fared the worst during the period, in large part because they were some of last year's highest flyers. Even though biotech companies continued to post strong rates of growth during the period, their stocks clearly suffered a hangover from their exhilarating performance in 1999 and 2000. That's when billions of dollars of investors' cash shifted into biotech companies, spurred in part by excitement about mapping of the human genome and its ability to yield scores of important new drugs. The performance of drug companies generally mirrored that of the overall market, which is to say they ended the period down. The exceptions were the medical device companies and health-care service companies which ended the period on a strong note.

[A photo of Team leader Linda Miller flush right next to first paragraph.]

FUND PERFORMANCE

For the six months ended April 30, 2001, John Hancock Health Sciences Fund's Class A, Class B and Class C shares posted total returns of -11.10%, -11.40% and -11.40%, respectively, at net asset value. The average health-care/biotechnology fund returned -16.22% during the six-month period, according to Lipper, Inc.1 Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. Please see pages six and seven for longer-term performance information.

DIVERSIFICATION HELPS

The Fund's relative outperformance stems primarily from our commitment to diversification across a number of sectors within the health-care universe as a means of moderating risk. Recognizing that biotech stocks had already enjoyed a significant run-up in 1999 and 2001, we cut our stake in them in favor of more attractive values in the health-care services sector. While we weren't able to completely dodge the significant downturn within the biotech sector, our smaller weighting than many of our peers helped our performance outpace theirs.

"Many health-care service
 company stocks were
 propelled higher during
 the period..."

Despite the difficult environment for biotech stocks, some of our largest holdings in the group also were some of our best performers. Genzyme, for example, rose substantially thanks to its acquisition of GelTex Pharmaceuticals, which developed a new product for dialysis patients and reported better-than-expected sales. On the other hand, the selloff of biotech stocks put significant pressure on holdings such as Applied Biosystems, Genentech and Immunex.

[Table at top left-hand side of page entitled "Top industrial classifications." The first listing is Drugs-biotechnology 19%, the second is Drugs-diversified 14%, the third Drugs-major-domestic 13%, the fourth Medical devices & products 12% and the fifth
Drugs-specialty 11%.]

DRUG COMPANIES STUMBLE

The Fund's performance benefited from our reduced weighting in stocks of drug companies, which struggled throughout much of the period. Pharmaceutical stocks came under pressure from a combination of factors, including a slowdown in industry productivity leading to a lack of new product introductions; a work overload at the FDA, which approves new products, and potentially unfavorable Medicare reform legislation that may come out of Washington later this year. That said, we had some good performers. Among our favorites is Baxter International, which posted strong returns over the past six months. It has successfully divested some lower-growth business lines and increased manufacturing of a biotech blood-clotting agent that has been supply constrained. The stock of ALZA also posted strong gains thanks to the news that it would be acquired by Johnson & Johnson. Other multinational drug company holdings, such as Merck and Schering-Plough, lagged in part because of the weakness of foreign currencies relative to the dollar.

[Pie chart at middle of page with heading "Types of investments in the Fund as April 30, 2001." The chart is divided into two sections (from top to left): Common stocks 95% and Short-term investments & other 5%.]

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "RECENT PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Baxter International followed by an up arrow with the phrase "Strong sales of blood clotting agent." The second listing is ALZA followed by an up arrow with the phrase "Planned acquisition by Johnson & Johnson." The third listing is Genentech followed by a down arrow with the phrase "Slowdown in sales for breast cancer treatment."]

DEVICE, SERVICE COMPANIES

Many of the Fund's medical device companies turned in good results. One of the most shining examples was orthopedics company Stryker, which continued to reap the benefits of its successful acquisition of Howmedica, and of being a leader in the hip-replacement field. Investors also were enthusiastic about Varian Medical Systems, which has grabbed nearly half of the radiation therapy systems' market with superior technology.

Many health-care service company stocks were propelled higher during the period, thanks to a strong economy and a tight labor market that fueled demand for health-care coverage. HMOs, for example, were able to push through significant premium hikes. Those bigger premiums yielded increased profits and higher stock prices for companies such as UnitedHealth Group.

"A lot of what happens with
 health-care stocks depends
 on investors' perceptions of
 the economy."

OUTLOOK

Our forecast calls for more choppy times ahead. A lot of what happens with health-care stocks depends on investors' perceptions of the economy. If they feel the economy has strengthened, then health-care stocks may be out of favor. A continued weak economy, on the other hand, might yield more favorable conditions. For now, we're comfortable with our underweight position in drug stocks, and will continue to look toward the service, device and biotech groups for good opportunities.

This commentary reflects the views of the portfolio manager through the end of the Fund's period discussed in this report. Of course, the manager's views are subject to change as market and other conditions warrant.

Sector investing is subject to greater risks than the market as a whole.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.



A LOOK AT
PERFORMANCE

For the period ended
April 30, 2001.

The index used for
comparison is the
Standard & Poor's
500 Index, an unman
aged index that
includes 500 widely
traded common
stocks.

It is not possible to
invest in an index.

                              Class A      Class B      Class C        Index
Inception date                10-1-91       3-7-94       3-1-99           --

Average annual returns with maximum sales charge (POP)
One year                         4.69%        4.43%        7.34%      -12.97%
Five years                      10.29%       10.38%          --        15.56%
Since inception                 17.10%       14.45%       10.00%          --

Cumulative total returns with maximum sales charge (POP)
Six months                     -15.54%      -15.49%      -13.09%      -12.06%
One year                         4.69%        4.43%        7.34%      -12.97%
Five years                      63.15%       63.87%          --       106.09%
Since inception                353.77%      162.44%       22.90%          --

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and Class C shares of 1%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost. Index figures do not reflect sales charges and would be lower if they did.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.



GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the Standard & Poor's 500 Index.

Line chart with the heading "GROWTH OF $10,000." Within the chart are three lines. The first line represents the value of the hypothetical $10,000 investment made in the John Hancock Health Sciences Fund, before sales charge, and is equal to $47,782 as of April 30, 2001. The second line represents the value of the same hypothetical investment made in the John Hancock Health Sciences Fund, after sales charge, and is equal to $45,377 as of April 30, 2001. The third line represents the Index and is equal to $39,408 as of April 30, 2001.

                                    Class B 1    Class C 1
Inception date                       3-7-94       3-1-99
Without sales charge                $26,244      $12,413
With maximum sales charge                --      $12,289
Index                               $30,523      $10,354

Assuming all distributions were reinvested for the period indicated, the chart above shows the value of a $10,000 investment in the Fund's Class B and Class C shares, respectively, as of April 30, 2001. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

1 No contingent deferred sales charge applicable.



FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
April 30, 2001
(unaudited).

This schedule is divided into two main categories: common stocks and short-term investments. Stocks are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.

  SHARES       ISSUER                                                                                           VALUE
COMMON STOCKS 95.36%                                                                                     $401,910,411
(Cost $324,704,922)

Chemicals -- Specialty 0.59%                                                                               $2,480,000
     100,000   Charles River Laboratories International, Inc.*                                              2,480,000

Computer -- Software 0.37%                                                                                  1,576,050
      35,000   Cerner Corp.*                                                                                1,576,050

Drugs -- Biotechnology 18.89%                                                                              79,628,825
      50,000   Alexion Pharmaceuticals, Inc.*                                                               1,166,500
      75,000   Alkermes, Inc.*                                                                              2,298,000
     250,000   Amgen, Inc.*                                                                                15,285,000
      45,000   Aviron*                                                                                      2,214,450
      35,000   Biogen, Inc.*                                                                                2,263,100
      40,000   Cephalon, Inc.*                                                                              2,548,000
      55,000   Chiron Corp.*                                                                                2,640,550
      80,000   COR Therapeutics, Inc.*                                                                      2,480,000
      90,000   Corvas International, Inc.*                                                                    910,800
     165,000   Genentech, Inc.*                                                                             8,662,500
      95,000   Genzyme Corp.*                                                                              10,352,150
      35,000   Human Genome Sciences, Inc.*                                                                 2,248,050
      65,000   ICOS Corp.*                                                                                  3,744,650
      60,000   IDEC Pharmaceuticals Corp.*                                                                  2,952,000
     140,000   Immunex Corp.*                                                                               2,136,400
     105,000   Inhale Therapeutic Systems, Inc.*                                                            3,496,500
      60,000   MedImmune, Inc.*                                                                             2,349,000
      55,000   Millennium Pharmaceuticals, Inc.*                                                            2,046,000
     130,000   NPS Pharmaceuticals, Inc.*                                                                   3,926,000
     115,000   PRAECIS Pharmaceuticals, Inc*                                                                2,523,100
       7,500   Regeneron Pharmaceuticals, Inc.*                                                               232,575
     110,000   Serono SA American Depositary Receipts (ADR) (Switzerland)*                                  2,266,000
     125,000   Texas Biotechnology Corp.*                                                                     887,500

Drugs -- Diversified 13.66%                                                                                57,549,700
     225,000   Abbott Laboratories                                                                         10,435,500
     210,000   American Home Products Corp.                                                                12,127,500
     170,000   Bristol-Myers Squibb Co.                                                                     9,520,000
     115,000   Johnson & Johnson                                                                           11,095,200
     275,000   Pharmacia Corp.                                                                             14,371,500

Drugs -- Major (Domestic) 12.99%                                                                           54,745,950
     170,000   Lilly (Eli) & Co.                                                                           14,450,000
     215,000   Merck & Co., Inc.                                                                           16,333,550
     500,000   Pfizer, Inc.                                                                                21,650,000
      60,000   Schering-Plough Corp.                                                                        2,312,400

Drugs -- Major (International) 1.18%                                                                        4,989,600
     105,000   AstraZeneca Group Plc, (ADR) (United Kingdom)                                                4,989,600

Drugs -- Specialty 11.29%                                                                                  47,585,506
      60,000   Albany Molecular Research, Inc.*                                                             1,891,800
     155,000   Allergan, Inc.                                                                              11,780,000
     215,000   ALZA Corp.*                                                                                  9,829,800
      50,000   Biovail Corp. (Canada)*                                                                      1,964,000
      70,000   Elan Corp. Plc (ADR) (Ireland)*                                                              3,510,500
     110,000   Forest Laboratories, Inc.*                                                                   6,726,500
      45,000   King Pharmaceuticals, Inc.*                                                                  1,895,850
     300,000   Shire Pharmaceuticals Group Plc (United Kingdom)*                                            5,046,806
      45,000   Teva Pharmaceutical Industries Ltd. (ADR) (Israel)                                           2,450,250
      50,000   Watson Pharmaceutical, Inc.*                                                                 2,490,000

Drugs & Sundries -- Wholesale 5.63%                                                                        23,732,090
     100,000   Accredo Health, Inc.*                                                                        3,406,000
      37,500   AdvancePCS*                                                                                  2,160,000
     152,850   Cardinal Health, Inc.                                                                       10,302,090
      55,000   Express Scripts, Inc. (Class A)*                                                             4,669,500
      75,000   McKesson HBOC, Inc.                                                                          2,313,000
      25,000   Syncor International Corp.*                                                                    881,500

Health Care -- Hospitals 6.70%                                                                             28,235,800
     100,000   Community Health System, Inc. *                                                              2,854,000
     210,000   HCA -- The Healthcare Co.                                                                    8,127,000
      60,000   Manor Care, Inc.*                                                                            1,392,000
     200,000   Province Healthcare Co.*                                                                     5,124,000
     135,000   Tenet Healthcare Corp.*                                                                      6,026,400
      52,500   Universal Health Services, Inc. (Class B)*                                                   4,712,400

Instruments -- Scientific 4.30%                                                                            18,117,950
      60,000   Affymetrix, Inc.*                                                                            1,983,000
     100,000   Applera Corp. -- Applied Biosystems Group                                                    3,206,000
      45,000   PerkinElmer, Inc.                                                                            3,010,950
     190,000   Waters Corp.*                                                                                9,918,000

Insurance 7.67%                                                                                            32,318,600
      80,000   CIGNA Corp.                                                                                  8,536,000
     115,000   Oxford Health Plans, Inc.*                                                                   3,576,500
      80,000   Trigon Healthcare, Inc.*                                                                     4,816,800
     160,000   UnitedHealth Group, Inc.                                                                    10,476,800
      50,000   Wellpoint Health Networks Inc.*                                                              4,912,500

Medical Devices and Products 12.09%                                                                        50,950,340
     115,000   Baxter International, Inc.                                                                  10,482,250
      40,000   Cyberonics, Inc.*                                                                              456,000
      50,000   Guidant Corp.*                                                                               2,050,000
     325,000   Medtronic, Inc.                                                                             14,495,000
      75,000   Novoste Corp.*                                                                               1,524,750
     165,000   Sonic Innovations, Inc.*                                                                       976,800
     250,000   Stryker Corp.                                                                               14,822,500
      53,600   Varian Medical Systems, Inc.*                                                                3,693,040
     100,000   Wilson Greatbatch Technologies, Inc.*                                                        2,450,000

                                                                             INTEREST        PAR VALUE
ISSUER, DESCRIPTION                                                              RATE    (000s OMITTED)         VALUE
SHORT-TERM INVESTMENTS 14.55%                                                                             $61,322,575
(Cost $61,322,575)

Joint Repurchase Agreement 5.13%
Investment in a joint repurchase agreement transaction with
Barclays Capital, Inc. -- Dated 04-30-01, due 05-01-01
(Secured by U.S. Treasury Bonds 5.25% thru 8.75%,
due 08-15-20 thru 02-15-29)                                                      4.51%         $21,619    $21,619,000

                                                                                                SHARES          VALUE

Cash Equivalents 9.42%
Navigator Securities Lending Prime Portfolio **                                             39,703,575     39,703,575

TOTAL INVESTMENTS 109.91%                                                                                $463,232,986

OTHER ASSETS AND LIABILITIES, NET (9.91%)                                                                ($41,778,561)

TOTAL NET ASSETS 100.00%                                                                                 $421,454,425


 * Non-income-producing security.

** Represents investment of security lending collateral.

   Parenthetical disclosure of a foreign country in the security description represents country of foreign issuer.

   The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.



PORTFOLIO
CONCENTRATION

For the period ending
April 30, 2001
(unaudited).

This table shows
the percentages
of the Fund's
investments
aggregated
by various
countries.

                                         VALUE AS A PERCENTAGE
COUNTRY DIVERSIFICATION                      OF NET ASSETS
Canada                                             0.47%
Ireland                                            0.83
Israel                                             0.58
Switzerland                                        0.54
United Kingdom                                     2.38
United States                                    105.11

Total investments                                109.91%

See notes to
financial statements.



ASSETS AND
LIABILITIES

April 30, 2001
(unaudited).

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the
net asset
value and the
maximum
offering price
per share.

ASSETS
Investments at value (cost $386,027,497)                         $463,232,986
Cash                                                                      428
Receivable for investments sold                                     6,026,833
Receivable for shares sold                                            296,866
Dividends and interest receivable                                     139,306
Other assets                                                            7,565

Total assets                                                      469,703,984

LIABILITIES
Payable for investments purchased                                   7,424,399
Payable for shares repurchased                                        182,285
Payable on securities on loan                                      39,703,575
Payable to affiliates                                                 894,749
Other payables and accrued expenses                                    44,551

Total liabilities                                                  48,249,559

NET ASSETS
Capital paid-in                                                   351,431,661
Accumulated net realized loss on investments
and foreign currency transactions                                  (4,467,157)
Net unrealized appreciation of investments
and translations of assets and liabilities
in foreign currencies                                              77,205,341
Accumulated net investment loss                                    (2,715,420)

Net assets                                                       $421,454,425

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($154,954,343 [DIV] 3,760,767)                                 $41.20
Class B ($252,632,921 [DIV] 6,495,056)                                 $38.90
Class C ($13,867,161 [DIV] 356,514)                                    $38.90

MAXIMUM OFFERING PRICE PER SHARE
Class A 1 ($41.20 [DIV] 95%)                                           $43.37
Class C ($38.90 [DIV] 99%)                                             $39.29

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

See notes to
financial statements.



OPERATIONS

For the period ended
April 30, 2001
(unaudited). 1

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in
operating the
Fund. It also
shows net gains
(losses) for the
period stated.

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $6,739)             $1,128,982
Interest                                                              289,732
Income on securities loaned                                            78,991

Total investment income                                             1,497,705

EXPENSES
Investment management fee                                           1,643,439
Class A distribution and service fee                                  242,642
Class B distribution and service fee                                1,328,448
Class C distribution and service fee                                   68,831
Transfer agent fee                                                    733,598
Custodian fee                                                          55,487
Accounting and legal services fee                                      43,160
Registration and filing fees                                           27,029
Auditing fee                                                           15,472
Advisory board                                                         14,777
Printing                                                               14,686
Trustees' fees                                                         12,956
Miscellaneous                                                           7,024
Legal fees                                                              1,772

Total expenses                                                      4,209,321

Net investment loss                                                (2,711,616)

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) on
Investments                                                        (2,664,308)
Foreign currency transactions                                             936
Change in unrealized appreciation (depreciation) on
Investments                                                       (50,623,116)
Translation of assets and liabilities in foreign currencies               226

Net realized and unrealized loss                                  (53,286,262)

Decrease in net assets from operations                           ($55,997,878)

1 Semiannual period from 11-1-00 through 4-30-01.

See notes to
financial statements.



CHANGES IN
NET ASSETS

This Statement of
Changes in Net
Assets shows how
the value of the
Fund's net assets
has changed since
the end of the pre
vious period. The
difference reflects
earnings less
expenses, any
investment gains
and losses, distri
butions paid to
shareholders and
any increase or
decrease in
money share
holders invested
in the Fund.

                                                      YEAR           PERIOD
                                                     ENDED            ENDED
                                                  10-31-00          4-30-01 1

INCREASE (DECREASE) IN NET ASSETS
From operations
Net investment loss                            ($4,347,933)     ($2,711,616)
Net realized gain (loss)                        55,595,068       (2,663,372)
Change in net unrealized
appreciation (depreciation)                     72,711,700      (50,622,890)
Increase (decrease) in net assets
resulting from operations                      123,958,835      (55,997,878)

Distributions to shareholders
From net realized gain
Class A                                                 --      (12,731,986)
Class B                                                 --      (22,142,336)
Class C                                                 --       (1,081,725)
                                                        --      (35,956,047)

From fund share transactions                   115,116,636       27,366,982

NET ASSETS
Beginning of period                            246,965,897      486,041,368

End of period 2                               $486,041,368     $421,454,425

1 Semiannual period from 11-1-00 through 4-30-01. Unaudited.

2 Includes accumulated net investment loss of $3,804 and $2,715,420, respectively.

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

PERIOD ENDED                                 8-31-96    10-31-96 1  10-31-97    10-31-98    10-31-99    10-31-00     4-30-01 2
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                           $21.61      $25.43      $25.11      $30.25      $33.89      $34.28      $49.99
Net investment loss 3                          (0.19)      (0.05)      (0.19)      (0.23)      (0.18)      (0.33)      (0.17)
Net realized and unrealized
gain (loss) on investments                      4.15       (0.27)       6.56        4.38        0.57       16.04       (5.05)
Total from investment
operations                                      3.96       (0.32)       6.37        4.15        0.39       15.71       (5.22)
Less distributions
From net realized gain                         (0.14)         --       (1.23)      (0.51)         --          --       (3.57)
Net asset value,
end of period                                 $25.43      $25.11      $30.25      $33.89      $34.28      $49.99      $41.20
Total return 4 (%)                             18.39       (1.26) 5    26.63       13.91        1.15       45.83      (11.10) 2

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                    $42         $43         $53         $84         $93        $178        $155
Ratio of expenses to
average net assets (%)                          1.80        1.92 5      1.68        1.61        1.60        1.50        1.46 6
Ratio of net investment loss
to average net assets (%)                      (0.75)     (1.04) 5     (0.71)      (0.71)      (0.52)      (0.75)      (0.79) 6
Portfolio turnover (%)                            68          24          57          39          61         147          41


See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS B SHARES

PERIOD ENDED                                 8-31-96    10-31-96 1  10-31-97    10-31-98    10-31-99    10-31-00     4-30-01 2
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                           $21.35      $24.94      $24.60      $29.40      $32.69      $32.83      $47.55
Net investment loss 3                          (0.34)      (0.08)      (0.37)      (0.45)      (0.41)      (0.60)      (0.30)
Net realized and unrealized
gain (loss) on investments                      4.07       (0.26)       6.40        4.25        0.55       15.32       (4.78)
Total from investment
operations                                      3.73       (0.34)       6.03        3.80        0.14       14.72       (5.08)
Less distributions
From net realized gain                         (0.14)         --       (1.23)      (0.51)         --          --       (3.57)
Net asset value,
end of period                                 $24.94      $24.60      $29.40      $32.69      $32.83      $47.55      $38.90
Total return 4 (%)                             17.53       (1.36) 5    25.76       13.11        0.43       44.84      (11.40) 5

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                    $37         $38         $53        $124        $152        $294        $253
Ratio of expenses to
average net assets (%)                          2.42        2.62 6      2.38        2.31        2.30        2.20        2.16 6
Ratio of net investment loss
to average net assets (%)                      (1.33)      (1.74) 6    (1.41)      (1.41)      (1.22)      (1.46)      (1.49) 6
Portfolio turnover (%)                            68          24          57          39          61         147          41


See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS C SHARES

PERIOD ENDED                                10-31-99 7  10-31-00     4-30-01 2
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                           $33.94      $32.83      $47.55
Net investment loss 3                          (0.28)      (0.64)      (0.30)
Net realized and unrealized
gain (loss) on investments                     (0.83)      15.36       (4.78)
Total from investment
operations                                     (1.11)      14.72       (5.08)
Less distributions
From net realized gain                            --          --       (3.57)
Net asset value,
end of period                                 $32.83      $47.55      $38.90
Total return 4 (%)                             (3.27)      44.84      (11.40) 5

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                     $2         $14         $14
Ratio of expenses to
average net assets (%)                          2.40        2.20        2.16 6
Ratio of net investment loss
to average net assets (%)                      (1.30)      (1.50)      (1.49) 6
Portfolio turnover (%)                            61         147          41


1 Effective 10-31-96, the fiscal year end changed from August 31 to October 31.

2 Semiannual period from 11-1-00 through 4-30-01. Unaudited.

3 Based on the average of the shares outstanding at the end of each month.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Not annualized.

6 Annualized.

7 Class C shares began operations on 3-1-99.

See notes to
financial statements.



NOTES TO
STATEMENTS

Unaudited.

NOTE A
Accounting policies

John Hancock Health Sciences Fund (the "Fund") is a non-diversified series of John Hancock World Fund, an open-end management investment company, registered under the Investment Company Act of 1940. The investment objective of the Fund is long-term capital appreciation through investments in an international portfolio consisting primarily of equity securities of issuers in the health-care industry.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or if quotations are not readily available, or the value has been materially affected by events occurring after the closing of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in "Foreign Currency Translation" below.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose under lying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 5:00 P.M., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain
(loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permit borrowings up to $500 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended April 30, 2001.

Securities lending

The Fund may lend its securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At April 30, 2001, the Fund loaned securities having a market value of $38,085,948 collateralized by cash in the amount of $39,703,575. The cash collateral was invested in a short-term instrument.

Forward foreign currency exchange contracts

The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund's daily net assets. The Fund records realized gains and losses at the time the forward foreign currency exchange contract is closed out or offset by a matching contract. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk if they are offset by the currency amount of the underlying transaction. The Fund had no open forward foreign currency exchange contracts at April 30, 2001.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income which is distributed to shareholders. Therefore, no federal income tax provision is required.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Distributions paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.80% of the first $200,000,000 of the Fund's average daily net asset value and (b) 0.70% of the Fund's average daily net asset value in excess of $200,000,000.

The Fund has Distribution Plans with John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets, to reimburse JH Funds for its distribution and service costs. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the period ended April 30, 2001, JH Funds received net up-front sales charges of $301,296 with regard to sales of Class A shares. Of this amount, $42,673 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $204,544 was paid as sales commissions to unrelated broker-dealers and $54,079 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. During the period ended April 30, 2001, JH Funds received net up-front sales charges of $37,506 with regard to sales of Class C shares. Of this amount, $35,953 was paid as sales commissions to unrelated broker-dealers and $1,553 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares which are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares which are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. For the period ended April 30, 2001, CDSCs received by JH Funds amounted to $309,332 for Class B shares and $10,642 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. The Fund pays monthly transfer agent fees based on the number of shareholder accounts and certain out-of-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of less than 0.02% of the average net assets of the Fund.

The Fund has an independent advisory board composed of scientific and medical experts who provide the investment officers of the Fund with advice and consultation on health-care developments, for which the Fund pays the advisory board a fee.

Ms. Maureen R. Ford and Mr. John M. DeCiccio are directors and officers of the Adviser and its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Investment transactions

Purchases and proceeds from sales of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2001, aggregated $182,882,877 and $200,907,164, respectively.

The cost of investments owned at April 30, 2001 (including short-term investments) for federal income tax purposes was $387,330,391. Gross unrealized appreciation and depreciation of investments aggregated $96,501,325 and $20,598,730, respectively, resulting in net unrealized appreciation of $75,902,595.

NOTE D
Fund share transactions

The listing illustrates the number of shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.

                                   YEAR ENDED 10-31-00                PERIOD ENDED 4-30-01 1
                              SHARES            AMOUNT            SHARES            AMOUNT
CLASS A SHARES
Sold                       6,803,768      $295,102,700           799,273       $35,188,488
Distributions
reinvested                        --                --           256,980        11,669,436
Repurchased               (5,952,619)     (257,149,155)         (853,036)      (36,933,146)
Net increase                 851,149       $37,953,545           203,217        $9,924,778

CLASS B SHARES
Sold                       3,160,721      $132,966,633           909,525       $37,610,395
Distributions
reinvested                        --                --           435,843        18,741,207
Repurchased               (1,619,972)      (65,800,140)       (1,030,393)      (41,248,610)
Net increase               1,540,749       $67,166,493           314,975       $15,102,992

CLASS C SHARES 2
Sold                         289,772       $11,955,280           110,939        $4,522,707
Distributions
reinvested                        --                --            21,497           924,353
Repurchased                  (45,732)       (1,958,682)          (77,122)       (3,107,848)
Net increase                 244,040        $9,996,598            55,314        $2,339,212

NET INCREASE               2,635,938      $115,116,636           573,506       $27,366,982


1 Semiannual period from 11-1-00 through 4-30-01. Unaudited.

2 Class C shares began operations on 3-1-99.



FOR YOUR
INFORMATION

TRUSTEES
Dennis S. Aronowitz*
Richard P. Chapman, Jr.
William J. Cosgrove*
John M. DeCiccio
Richard A. Farrell*
Maureen R. Ford
Gail D. Fosler
William F. Glavin
Dr. John A. Moore
Patti McGill Peterson
John W. Pratt*

*Members of the Audit Committee

OFFICERS
Maureen R. Ford
Chairman, President and
Chief Executive Officer

William L. Braman
Executive Vice President
and Chief Investment Officer

Richard A. Brown
Senior Vice President
and Chief Financial Officer

Susan S. Newton
Senior Vice President
and Secretary

James J. Stokowski
Vice President and Treasurer

Thomas H. Connors
Vice President and
Compliance Officer

INVESTMENT ADVISER
John Hancock Advisers, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR
John Hancock Funds, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

TRANSFER AGENT
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL
Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803



HOW TO
CONTACT US

On the Internet                      www.jhfunds.com

By regular mail                      John Hancock Signature Services, Inc.
                                     1 John Hancock Way, Suite 1000
                                     Boston, MA 02217-1000

By express mail                      John Hancock Signature Services, Inc.
                                     Attn: Mutual Fund Image Operations
                                     529 Main Street
                                     Charlestown, MA 02129

Customer service representatives     1-800-225-5291

24-hour automated information        1-800-338-8080

TDD line                             1-800-544-6713



[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-544-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

This report is for the information of the shareholders of the John Hancock Health Sciences Fund. It is not authorized for distribution to prospective investors unless it is preceded or accompanied by the current prospectus, which details charges, investment objectives and operating policies.

280SA  4/01
       6/01






John Hancock
Pacific Basin
Equities Fund

SEMI
ANNUAL
REPORT

4.30.01

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

[A photo of Maureen R. Ford, Chairman and Chief Executive Officer, in upper left-hand corner.]

WELCOME

Table of contents

Your fund
at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Fund's investments
page 8

Financial statements
page 12

For your information
page 25


Dear Fellow Shareholders,

The stock market's downward spiral, which began last year with technology stocks, continued through the first quarter of 2001. The slowing economy and a parade of disappointing corporate earnings announcements provoked growing investor concern, and stock declines spread across all market sectors. However, April marked a turning point and the stock market made a comeback, particularly the tech-heavy Nasdaq Composite Index, which surged 15% in one month. There was a growing sense that the worst might be over for the economy, given the Federal Reserve's four interest-rate cuts between January and April totaling two percentage points, and more cuts expected. Even with April's rebound, the market remains volatile and indecisive, as investors try to get a clearer sense of the timetable for economic and corporate recovery.

As always, we will continue to update you on these developments and anything that specifically relates to your fund and its performance. In fact, this newly designed shareholder report is our latest offering in that regard, and is part of our ongoing effort to better serve our shareholders.

Based on your feedback, we set out to create a more inviting report that you could easily navigate and that would provide you with more information on your fund. In addition to the new overall look, there are several prominent changes, including a table of contents, additional charts and a new summary page opposite this one. The most obvious difference is the report's size. By changing it to a standard mailing format we hope to deliver it to you in an even more timely fashion.

These twice-yearly shareholder reports are your best way to better understand your fund and what has been driving its performance. We encourage you to read them, and hope that our new version will make the task easier and more meaningful.

Sincerely,

/S/ MAUREEN R. FORD

Maureen R. Ford,
Chairman and Chief Executive Officer



YOUR FUND
AT A GLANCE

The Fund seeks
long-term growth
of capital by
investing primarily
in stocks of companies
located in the
Pacific Basin.

Over the last six months

* The global economy continued to slow and interest rates fell.

* Japan struggled with political strife and bad-debt problems.

* Growth stocks fell out of investor favor, contributing to the Fund's decline.

[Bar chart with heading "John Hancock Pacific Basin Equities Fund." Under the heading is a note that reads "Fund performance for the six months ended April 30, 2001." The chart is scaled in increments of 4% with -20% at the bottom and 0% at the top. The first bar represents the -16.48% total return for Class A. The second bar represents the -16.75% total return for Class B. The third bar represents the -16.75% total return for Class C. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested."]

Top 10 holdings

4.3%   NTT DoCoMo
2.8%   Nippon Steel
2.5%   Toyota Motor
2.5%   Mitsumi Electric
2.5%   Nissan Motor
2.3%   Mizuho Holdings
2.3%   Kawasaki Steel
2.3%   Seven-Eleven Japan
2.3%   Kyocera
2.1%   Mitsui Fudosan

As a percentage of net assets on April 30, 2001.



BY RANDY KAHN FOR THE PORTFOLIO MANAGEMENT TEAM

John Hancock
Pacific Basin Equities Fund

MANAGERS'
REPORT

On December 14, 2000, Nicholas-Applegate Capital Management assumed management responsibility for the Fund under a new subadvisory agreement that shareholders approved in April. Founded in 1984, Nicholas-Applegate is a recognized leader in U.S. equity, global and international equity, and specialized strategy management, managing more than $28 billion for institutional and individual investors.

Throughout much of the period, the global stock markets continued to fall as slowing growth on a global scale and decelerating corporate earnings sent nervous investors to the sidelines. In response, the U.S. Federal Reserve slashed interest rates four times for a total easing of 200 basis points (two percentage points). The Fed's actions were accompanied by more than 50 interest-rate cuts by central banks worldwide.

"...equity markets in the
 Pacific Basin generally
 fell in February and
 March before rising
 again in April."

After recovering somewhat in January, equity markets in the Pacific Basin generally fell in February and March before rising again in April. During the reporting period, the overall equity market in Japan -- the world's second-largest economy -- came under pressure. Weakness in the yen, political uncertainty over the fate of then Prime Minister Yoshiro Mori and anxiety about slowing domestic and U.S. growth contributed to the decline in Japanese stocks.

In an effort to rekindle economic growth, the Bank of Japan cut interest rates three times this period and reverted to the zero-interest-rate policy from which it departed last August. Late in the period, improved investor confidence resulting from the installation of new Prime Minister Junichiro Koizumi and recent efforts by the government to address banking sector problems helped lift Japanese stocks.

Meanwhile, a diminishing appetite for high-tech gear on the part of both consumers and corporations dimmed prospects for growth in export-oriented countries such as Malaysia and Singapore. Many Pacific Rim nations manufacture component parts for technology products such as computers and cellular telephones. As sales of these products slackened, the equity markets of these countries came under pressure. During the period, Indonesian stocks fell more than 30%, Malaysian equities dropped more than 22% and the Singapore market shed over 18%.

FUND PERFORMANCE

For the six months ended April 30, 2001, the Fund's Class A, Class B and Class C shares posted total returns of -16.48%, -16.75% and -16.75%, respectively, at net asset value, compared with the -11.68% return of the average Pacific region fund, according to Lipper, Inc. 1 Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. Please see pages six and seven for historical performance information.

"Japan...was especially
 hurt by the global sell-off
 in technology, media and
 telecommunications (TMT)
 stocks."

STRATEGY REVIEW

Since assuming management of the Fund, we moved to transition the portfolio to be consistent with Nicholas-Applegate's investment approach, including paring the holdings so that we hold larger positions in fewer names. Our philosophy and process rely on targeting companies with three attributes: they are poised to benefit from positive change such as innovation or higher-than-expected earnings; they are positioned to sustain this positive change over time; and they are beginning to be recognized in the market through rising stock prices.

[Table at top left-hand side of page entitled "Top sectors." The first listing is Electronics 16%, the second is Automobile/trucks 8%, the third Retail 7%, the fourth Telecommunications 7%, and the fifth
Transport 7%.]

GROWTH OUT OF FAVOR

A key phenomenon that we witnessed in the early months of 2001 was an aversion to growth-oriented stocks. As bottom-up investors, we select companies for their strong fundamentals. However, as the year began, investors shunned these issues in favor of low-quality, low-priced stocks with poor or deteriorating fundamentals and weak outlooks that were bouncing up from 52-week lows. Because these are not the type of stocks in which we invest, the Fund's returns suffered relative to its peers, many of which benefited as weak, low-quality stocks rebounded early in the year.

[Bar chart at middle of page with heading "Top Countries As of April 30, 2001." The chart is divided into five sections: Japan 59%, China 9%, Hong Kong 8%, Australia 7% and South Korea 6%. ]

JAPAN UNDERWEIGHT; CHINA GROWS

Throughout most of the reporting period, the Fund was significantly underweight in Japan due to ongoing economic weakness and political turmoil. Japan, which represents two-thirds of the benchmark MSCI Pacific Index, was especially hurt by the global sell-off in technology, media and telecommunications (TMT) stocks. At its February 2000 peak, the TMT sector represented over 40% of Japanese stock market capitalization. The growth-oriented equities in the Fund's portfolio were dragged down by a deepening recession and growing concerns over Japan's ailing economy and struggling financial system. In April, improving prospects as noted earlier led us to shift assets back into Japanese equities, resulting in a slightly underweight stake of 59% by the end of the period, compared with 68% for the Index.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "RECENT PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Qingling Motors followed by an up arrow with the phrase "Sales are strong and profits are accelerating." The second listing is Itochu Techno-Science followed by a down arrow with the phrase "Suffering from bad-debt losses and asset write-offs." The third listing is Denway Motors followed by an up arrow with the phrase "Strong earnings driven by demand for Honda Accords."]

We identified more attractive opportunities in China, which is benefiting from rapid growth and a fast-modernizing economy, particularly in the vehicle manufacturing and airline industries. Many of the best performers in the Fund were Chinese issues, including
Guangshen Railway, Qingling Motors, Beijing Datang Power and Yanzhou Coal Mining. By contrast, among the worst declines were posted by Japan-based stocks: Itochu Techno-Science, Furukawa Electric and Daiichi Pharmaceutical.

"We remain upbeat about
 investment opportunities in
 the Pacific Basin..."

OUTLOOK

We remain upbeat about investment opportunities in the Pacific Basin as more than 50 interest-rate cuts by global central bankers should begin to take effect. Expectations are that central banks worldwide will continue to lower interest rates. Global inflation is modest at best and as the full effect of monetary easings begins to ripple through the worldwide economy, the outlook for Pacific Basin equities should brighten. China is making unprecedented strides in deregulating, consolidating and privatizing industries. New Japanese Prime Minister Koizumi has signaled a willingness to tackle his country's lingering bad-debt problems. Against this dynamic backdrop, we are confident that our focus on company-specific fundamentals will lead us to stocks poised to materially outperform.

This commentary reflects the views of the portfolio management team through the end of the Fund's period discussed in this report. Of course, the team's views are subject to change as market and other conditions warrant.

International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.



A LOOK AT
PERFORMANCE

For the period
ended April 30,
2001.

The index used for
comparison is the
Morgan Stanley
Capital International
(MSCI) All Country
Pacific Free Index, a
regional index
comprised of nine
developed and
emerging-market
countries.

It is not possible to
invest in an index.

                              Class A     Class B      Class C       Index
Inception date                 9-8-87      3-7-94       3-1-99          --

Average annual returns with maximum sales charge (POP)
One year                      -35.05%     -35.51%      -33.48%      -24.40%
Five years                     -6.18%      -6.25%           --       -6.86%
Ten years                       2.26%          --           --       -0.19%
Since inception                    --      -3.22%       10.58%           --

Cumulative total returns with maximum sales charge (POP)
Six months                    -20.66%     -20.92%      -18.44%       -9.73%
One year                      -35.05%     -35.51%      -33.48%      -24.40%
Five years                    -27.29%     -27.58%           --      -29.91%
Ten years                      25.06%          --           --       -1.85%
Since inception                    --     -20.88%       24.33%           --

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and Class C shares of 1%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost. Index figures do not reflect sales charges and would be lower if they did.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.



GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the Morgan Stanley Capital International (MSCI) All Country Pacific Free Index.

Line chart with the heading "GROWTH OF $10,000." Within the chart are three lines. The first line represents the value of the hypothetical $10,000 investment made in the John Hancock Pacific Basin Equities Fund, before sales charge, and is equal to $13,169 as of April 30, 2001. The second line represents the value of the same hypothetical investment made in the John Hancock Pacific Basin Equities Fund, after sales charge, and is equal to $12,506 as of April 30, 2001. The third line represents the Index and is equal to $9,815 as of April 30, 2001.

                                                 Class B 1    Class C 1
Inception date                                    3-7-94       3-1-99
Without sales charge                              $7,912      $12,556
With maximum sales charge                             --      $12,430
Index                                             $7,677      $11,186

Assuming all distributions were reinvested for the period indicated, the chart above shows the value of a $10,000 investment in the Fund's Class B and Class C shares, respectively, as of April 30, 2001. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

1 No contingent deferred sales charge applicable.



FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
April 30, 2001
(unaudited).

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by country. Short-term investments, which represent the Fund's cash position, are listed last.


  SHARES       ISSUER                                                                                           VALUE
COMMON STOCKS 95.77%                                                                                      $34,488,129
(Cost $32,699,149)

Australia 6.78%                                                                                            $2,441,483
      56,500   BNP Ltd. (Diversified Operations)                                                              620,281
      72,700   Coca-Cola Amatil Ltd. (Beverages)                                                              172,459
      12,400   Commonwealth Bank of Australia (Banks -- Foreign)                                              182,438
     148,900   Delta Gold Ltd.* (Metal)                                                                        93,432
      66,100   Foster's Brewing Group Ltd. (Beverages)                                                        166,244
     281,100   Lihir Gold Ltd.* (Metal)                                                                        98,948
      11,900   National Australia Bank Ltd. (Banks -- Foreign)                                                182,731
      87,700   ResMed, Inc.* (Medical)                                                                        396,845
      73,500   Sons of Gwalia Ltd. (Metal)                                                                    311,217
      63,740   Telstra Corp. Ltd. (Telecommunications)                                                        216,888

China 9.07%                                                                                                 3,266,423
   1,368,000   Beijing Datang Power Generation Co., Ltd. (Utilities)                                          456,059
   1,610,000   China Petroleum & Chemical Corp. (Oil & Gas)                                                   286,947
   3,617,000   Guangshen Railway Co., Ltd. (Transport)                                                        561,171
   1,484,000   PetroChina Co. Ltd. (Oil & Gas)                                                                317,769
   2,712,000   Qingling Motors Co., Ltd. (Automobile / Trucks)                                                587,675
   2,636,000   Shenzhen Expressway Co., Ltd. (Engineering / R&D Services)                                     506,988
   1,340,000   Yanzhou Coal Mining Co. Ltd. (Metal)                                                           549,814

Hong Kong 8.34%                                                                                             3,002,466
      17,000   Cheung Kong Holdings Ltd. (Real Estate)                                                        189,095
      41,500   China Mobile Ltd.* (Telecommunications)                                                        204,334
      39,500   CLP Holdings Ltd. (Utilities)                                                                  166,124
   1,321,000   Denway Motors Ltd* (Automobile / Trucks)                                                       393,810
  10,427,000   e-Kong Group Ltd.* (Computers)                                                                 394,405
       2,900   HSBC Holdings Plc, American Depositary Receipts (ADR)
               (Banks -- Foreign)                                                                             189,486
     158,000   Johnson Electric Holdings Ltd. (Electronics)                                                   296,795
   9,588,000   LifeTec Group Ltd.* (Medical)                                                                  258,172
   2,264,000   Techtronic Industries Co. Ltd. (Electronics)                                                   551,558
      71,000   Television Broadcasts Ltd. (Media)                                                             358,687

India 1.66%                                                                                                   597,652
     112,100   Hindustan Lever Ltd. (Soap & Cleaning Preparations)                                            504,432
      11,500   NIIT Ltd. (Computers)                                                                           93,220

Indonesia 0.64%                                                                                               230,741
      76,000   PT Gudang Garam Tbk (Tobacco)                                                                   75,017
     119,900   PT Indonesian Satellite Corp. Tbk (Telecommunications)                                          82,173
     620,500   PT Timah Tbk (Diversified Operations)                                                           73,551

Japan 59.30%                                                                                               21,353,495
      50,000   Ajinomoto Co., Inc. (Diversified Operations)                                                   509,853
      59,000   All Nippon Airways Co., Ltd. (Transport)                                                       237,308
      54,000   Asahi Glass Co., Ltd. (Glass Products)                                                         463,238
      54,000   Citizen Watch Co., Ltd. (Retail)                                                               387,634
      29,000   Daiichi Pharmaceutical Co., Ltd. (Medical)                                                     631,328
      10,800   Fancl Corp. (Cosmetics & Personal Care)                                                        620,564
       1,800   Fast Retailing Co., Ltd. (Retail)                                                              388,508
      16,700   Fuji Photo Film Co., Ltd. (Leisure)                                                            673,055
      94,000   Japan Airlines Co., Ltd. (Transport)                                                           372,759
      49,000   Japan Airport Terminal Co., Ltd. (Transport)                                                   542,484
       5,000   Japan Medical Dynamic Marketing, Inc. (Medical)                                                224,578
      29,000   Jusco Co., Ltd. (Retail)                                                                       725,205
      54,000   Kajima Corp. (Building)                                                                        186,169
     671,000   Kawasaki Steel Corp. (Steel)                                                                   836,272
      71,000   Komatsu Ltd. (Machinery)                                                                       402,217
       8,600   Kyocera Corp. (Electronics)                                                                    821,964
      77,000   Mitsui Fudosan Co., Ltd. (Real Estate Operations)                                              763,363
      46,000   Mitsumi Electric Co., Ltd. (Electronics)                                                       917,655
         136   Mizuho Holdings, Inc. (Banks -- Foreign)                                                       837,583
       6,400   Murata Manufacturing Co., Ltd. (Electronics)                                                   538,146
      61,000   Nikon Corp. (Leisure)                                                                          755,311
       4,000   Nintendo Co., Ltd. (Leisure)                                                                   644,195
      33,000   Nippon Mitsubishi Oil Corp. (Oil & Gas)                                                        192,020
     540,000   Nippon Steel Corp. (Steel)                                                                     996,399
     129,000   Nissan Motor Co., Ltd. (Automobile / Trucks)                                                   884,255
      35,000   Nomura Securities Co., Ltd. (Broker Services)                                                  739,287
          76   NTT DoCoMo, Inc. (Telecommunications)                                                        1,562,255
      17,000   Seven-Eleven Japan Co., Ltd. (Retail)                                                          826,852
      10,000   Skylark Co., Ltd. (Retail)                                                                     309,149
       8,200   Sony Corp. (Electronics)                                                                       613,183
       6,000   Tokyo Electron Ltd. (Electronics)                                                              437,017
     149,000   Toray Industries, Inc. (Textile)                                                               669,243
      27,600   Toyota Motor Corp. (Automobile / Trucks)                                                       918,027
      34,000   Yamato Transport Co., Ltd. (Transport)                                                         726,419

Singapore 0.50%                                                                                               181,593
      84,000   Singapore Telecommunications, Ltd. (Telecommunications)                                         83,954
      14,000   Venture Manufacturing Ltd. (Electronics)                                                        97,639

South Korea 5.88%                                                                                           2,118,118
      31,060   Humax Co., Ltd. (Wire & Cable Products)                                                        466,961
      14,190   Kumkang Korea Chemical Co., Ltd. (Building)                                                    534,415
       8,720   Samsung SDI Co., Ltd. (Electronics)                                                            362,175
       2,490   Samsung Electronics Co. (Electronics)                                                          432,961
       1,870   SK Telecom Co., Ltd. (Telecommunications)                                                      321,606

Taiwan 3.60%                                                                                                1,296,158
     526,000   Acer Inc. (Computers)                                                                          340,645
      56,000   Asustek Computer, Inc. (Computers)                                                             254,545
       1,800   Taiwan Semiconductor Manufacturing Co. Ltd.*
               (ADR) (Electronics)                                                                             43,632
      46,000   Taiwan Semiconductor Manufacturing Co. Ltd.* (Electronics)                                     127,273
      77,000   United Microelectronics Corp.* (Electronics)                                                   122,910
       3,600   United Microelectronics Corp.* (ADR) (Electronics)                                              39,564
      39,000   Via Technologies, Inc.* (Electronics)                                                          367,589

                                                                             INTEREST        PAR VALUE
ISSUER, DESCRIPTION                                                              RATE    (000s OMITTED)         VALUE
SHORT-TERM INVESTMENTS 14.54%                                                                              $5,233,329
(Cost $5,233,329)

Joint Repurchase Agreement 0.83%
Investment in a joint repurchase agreement transaction with
Barclays Capital, Inc. -- Dated 04-30-01, due 05-01-01
(Secured by U.S. Treasury Bonds 5.25% thru 8.75%,
due 08-15-20 thru 02-15-29)                                                     4.51%            $298         298,000

                                                                                               SHARES

Cash Equivalents 13.71%
Navigator Securities Lending Prime Portfolio**                                              4,935,329       4,935,329

TOTAL INVESTMENTS 110.31%                                                                                 $39,721,458

OTHER ASSETS AND LIABILITIES, NET (10.31%)                                                                ($3,711,502)

TOTAL NET ASSETS 100.00%                                                                                  $36,009,956


  * Non-income-producing security.

* * Represents investment of security lending collateral.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.



FINANCIAL STATEMENTS

PORTFOLIO
CONCENTRATION

For the period ending
April 30, 2001
(unaudited).

This table shows
the percentages
of the Fund's
investments
aggregated
by various
industries.

                                     VALUE AS A PERCENTAGE
INVESTMENT CATEGORIES                        OF NET ASSETS
Automobile/Trucks                                     7.73%
Banks -- Foreign                                      3.87
Beverages                                             0.94
Broker Services                                       2.05
Building                                              2.00
Computers                                             3.01
Cosmetics & Personal Care                             1.72
Diversified Operations                                3.34
Electronics                                          16.02
Engineering/R&D Services                              1.41
Glass Products                                        1.29
Leisure                                               5.76
Machinery                                             1.12
Media                                                 1.00
Medical                                               4.19
Metal                                                 2.92
Oil & Gas                                             2.21
Real Estate Operations                                2.64
Retail                                                7.32
Soap & Cleaning Preparations                          1.40
Steel                                                 5.09
Telecommunications                                    6.86
Textile                                               1.86
Tobacco                                               0.21
Transport                                             6.78
Utilities                                             1.73
Wire & Cable Products                                 1.30
Short-Term Investments                               14.54
Total investments                                   110.31%

See notes to
financial statements.


FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

April 30, 2001
(unaudited).

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the fund
owns, is due
and owes. You'll
also find the net
asset value and the
maximum
offering price
per share.

ASSETS
Investments at value (cost $37,932,478)                           $39,721,458
Foreign currency, at value (cost $4,690)                                9,648
Receivable for investments sold                                     1,443,607
Receivable for shares sold                                            150,005
Dividends and interest receivable                                     153,057
Other assets                                                            5,583
Total assets                                                       41,483,358

LIABILITIES
Due to custodian                                                      316,218
Payable for shares repurchased                                         13,651
Payable for securities on loan                                      4,935,329
Payable to affiliates                                                 105,246
Other payables and accrued expenses                                   102,958
Total liabilities                                                   5,473,402

NET ASSETS
Capital paid-in                                                    45,405,335
Accumulated net realized loss on investments
and foreign currency transactions                                 (10,544,506)
Net unrealized appreciation of investments
and translations of assets and liabilities in foreign currencies    1,787,940
Accumulated net investment loss                                      (638,813)
Net assets                                                        $36,009,956

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($16,324,981 [DIV] 1,394,194)                                  $11.71
Class B ($19,164,924 [DIV] 1,714,613)                                  $11.18
Class C ($520,051 [DIV] 46,530)                                        $11.18

MAXIMUM OFFERING PRICE PER SHARE
Class A 1 ($11.71 [DIV] 95%)                                           $12.33
Class C ($11.18 [DIV] 99%)                                             $11.29

1 On single retail sales of less than $50,000. On sales of $50,000 or more, and on group sales, the offering price is reduced.

See notes to
financial statements.



OPERATIONS

For the period
ended April 30, 2001
(unaudited). 1

This Statement
of Operations
summarizes the
Fund's investment
income earned and
expenses incurred
in operating the Fund.
It also shows net
gains (losses) for
the period stated.

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $13,694)              $237,846
Interest                                                               86,769
Securities lending income                                              30,355

Total investment income                                               354,970

EXPENSES
Investment management fee                                             171,294
Class A distribution and service fee                                   28,180
Class B distribution and service fee                                  116,261
Class C distribution and service fee                                    3,923
Transfer agent fee                                                    127,614
Custodian fee                                                         105,222
Registration and filing fees                                           39,973
Printing                                                               24,233
Auditing fee                                                           15,521
Accounting and legal services fee                                       4,189
Trustees' fees                                                          1,358
Interest expense                                                        1,126
Miscellaneous                                                           1,030
Legal fees                                                              1,022

Total expenses                                                        640,946

Net investment loss                                                  (285,976)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on
Investments                                                        (7,116,088)
Foreign currency transactions                                      (2,930,263)
Change in unrealized appreciation (depreciation) on
Investments                                                         2,417,912
Translation of assets and liabilities in foreign currencies           112,613

Net realized and unrealized loss                                   (7,515,826)

Decrease in net assets from operations                            ($7,801,802)

1 Semiannual period from 11-1-00 through 4-30-01.

See notes to
financial statements.



CHANGES IN
NET ASSETS

This Statement of
Changes in Net
Assets shows how
the value of the
Fund's net assets
has changed since
the end of the pre-
vious period. The
difference reflects
earnings less
expenses,  any
investment gains
and losses, distribu-
tions paid to
shareholders and
any increase or
decrease in money
shareholders
invested in the
Fund.

                                                      YEAR           PERIOD
                                                     ENDED            ENDED
                                                  10-31-00          4-30-01 1

INCREASE (DECREASE) IN NET ASSETS
From operations
Net investment loss                              ($981,287)       ($285,976)
Net realized gain (loss)                        16,047,107      (10,046,351)
Change in net unrealized
appreciation (depreciation)                    (12,782,530)       2,530,525

Increase (decrease) in net assets
resulting from operations                        2,283,290       (7,801,802)

Distributions to shareholders
From net investment income
Class A                                           (729,130)              --
Class B                                           (785,439)              --
Class C                                            (16,867)              --
In excess of net investment income
Class A                                            (17,572)              --
Class B                                            (18,929)              --
Class C                                               (406)              --
                                                (1,568,343)              --

From fund share transactions                   (17,870,815)      (9,368,970)

NET ASSETS
Beginning of period                             70,336,596       53,180,728

End of period 2                                $53,180,728      $36,009,956

1 Semiannual period from 11-1-00 through 4-30-01. Unaudited.

2 Includes accumulated net investment loss of $352,837 and $638,813, respectively.

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

PERIOD ENDED                                 8-31-96    10-31-96 1  10-31-97    10-31-98    10-31-99    10-31-00     4-30-01 2
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                           $14.11      $14.74      $14.47      $11.63       $8.76      $14.46      $14.02
Net investment
income (loss) 3                                (0.02)      (0.02)      (0.07)       0.02       (0.09)      (0.14)      (0.06)
Net realized and unrealized
gain (loss) on investments                      0.65       (0.25)      (2.66)      (2.89)       5.79        0.08       (2.25)
Total from investment
operations                                      0.63       (0.27)      (2.73)      (2.87)       5.70       (0.06)      (2.31)
Less distributions
From net investment
income                                            --          --          --          --          --       (0.37)         --
In excess of net
investment income                                 --          --          --          --          --       (0.01)         --
From net realized gain                            --          --       (0.11)         --          --          --          --
                                                  --          --       (0.11)         --          --       (0.38)         --
Net asset value,
end of period                                 $14.74      $14.47      $11.63       $8.76      $14.46      $14.02      $11.71
Total return 4 (%)                              4.47       (1.83) 5   (19.03)     (24.68)      65.07       (0.57)     (16.48) 5

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                    $42         $39         $21         $15         $33         $23         $16
Ratio of expenses to
average net assets (%)                          1.97        2.21 6      2.06        2.46        2.37        2.06       2.606
Ratio of net investment
income (loss) to average
net assets (%)                                 (0.15)      (0.83) 6    (0.49)       0.22       (0.77)      (0.81)      (0.93) 6
Portfolio turnover (%)                            73          15         118         230         174         258         271

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS B SHARES

PERIOD ENDED                                 8-31-96    10-31-96 1  10-31-97    10-31-98    10-31-99    10-31-00     4-30-01 2
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                           $13.96      $14.49      $14.20      $11.32       $8.47      $13.89      $13.43
Net investment loss 3                          (0.13)      (0.04)      (0.18)      (0.04)      (0.17)      (0.25)      (0.10)
Net realized and unrealized
gain (loss) on investments                      0.66       (0.25)      (2.59)      (2.81)       5.59        0.09       (2.15)
Total from investment
operations                                      0.53       (0.29)      (2.77)      (2.85)       5.42       (0.16)      (2.25)
Less distributions
From net investment income                        --          --          --          --          --       (0.29)         --
In excess of
net investment income                             --          --          --          --          --       (0.01)         --
From net realized gain                            --          --       (0.11)         --          --          --          --
                                                  --          --       (0.11)         --          --       (0.30)         --
Net asset value,
end of period                                 $14.49      $14.20      $11.32       $8.47      $13.89      $13.43      $11.18
Total return 4 (%)                              3.80       (2.00) 5   (19.67)     (25.18)      63.99       (1.30)     (16.75) 5

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                    $32         $30         $17         $13         $37         $29         $19
Ratio of expenses to
average net assets (%)                          2.64        2.90 6      2.76        3.16        3.07        2.77       3.306
Ratio of net investment
loss to average
net assets (%)                                 (0.86)      (1.52) 6    (1.19)      (0.48)      (1.47)      (1.51)      (1.64) 6
Portfolio turnover (%)                            73          15         118         230         174         258         271


See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS C SHARES

PERIOD ENDED                                          10-31-99 7  10-31-00     4-30-01 2
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                                      $9.09      $13.89      $13.43
Net investment loss 3                                    (0.13)      (0.24)      (0.10)
Net realized and unrealized
gain (loss) on investments                                4.93        0.08       (2.15)
Total from investment operations                          4.80       (0.16)      (2.25)
Less distributions
From net investment income                                  --       (0.29)         --
In excess of net investment income                          --       (0.01)         --
                                                            --       (0.30)         --
Net asset value, end of period                          $13.89      $13.43      $11.18
Total return 4 (%)                                       52.81 5     (1.30)     (16.75) 5

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                               $1          $1          $1
Ratio of expenses to average net assets (%)               3.14 6      2.77        3.30 6
Ratio of net investment
loss to average net assets (%)                           (1.76) 6    (1.48)      (1.80) 6
Portfolio turnover (%)                                     174         258         271

1 Effective 10-31-96, the fiscal year end changed from August 31 to October 31.

2 Semiannual period from 11-1-00 through 4-30-01. Unaudited.

3 Based on the average of the shares outstanding at the end of each month.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Not annualized.

6 Annualized.

7 Class C shares began operations on 3-1-99.

See notes to
financial statements.



NOTES TO
STATEMENTS

Unaudited.

NOTE A
Accounting policies

John Hancock Pacific Basin Equities Fund (the "Fund") is a diversified series of John Hancock World Fund, an open-end management investment company, registered under the Investment Company Act of 1940. The investment objective of the Fund is to seek long-term capital appreciation through investment in a diversified portfolio of equity securities of issuers located in countries of the Pacific Basin.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or, if quotations are not readily available or the value has been materially affected by events occurring after the closing of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 5:00 P.M., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permit borrowings up to $500 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended April 30, 2001.

Securities lending

The Fund may lend its securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At April 30, 2001, the Fund loaned securities having a market value of $4,601,962 collateralized by cash in the amount of $4,935,329. The cash collateral was invested in a short-term instrument.

Forward foreign currency
exchange contracts

The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund's daily net assets. The Fund records realized gains and losses at the time the forward foreign currency exchange contract is closed out or offset by a matching contract. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk if they are offset by the currency amount of the underlying transaction. The Fund had no open forward foreign currency exchange contracts on April 30, 2001.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income which is distributed to shareholders. Therefore, no federal income tax provision is required.

Dividends, interest
and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, capital gains and repatriation taxes imposed by certain countries in which the Fund invests, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Distributions paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a quarterly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.80% of the first $200,000,000 of the Fund's average daily net asset value, and (b) 0.70% of the net assets value in excess of $200,000,000. The Adviser had a sub-advisory agreement with Indocam Indosuez Asia Advisers Limited which the Adviser terminated on December 13, 2000. On December 14, 2000 the Adviser entered into a subadvisory contract with Nicholas-Applegate Capital Management. The Fund is not responsible for the payment of the sub-advisers' fees.

The Fund has Distribution Plans with John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets, to reimburse JH Funds for its distribution and service costs. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the period ended April 30, 2001, JH Funds received net up-front sales charges of $12,689 with regard to sales of Class A shares. Of this amount, $1,192 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $6,438 was paid as sales commissions to unrelated broker-dealers and $5,059 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. During the period ended April 30, 2001, JH Funds received net up-front sales charges of $448 with regard to sales of Class C shares. Of this amount, $446 was paid as sales commissions to unrelated broker-dealers and $2 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares which are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares which are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. For the period ended April 30, 2001, CDSCs received by JH Funds amounted to $46,952 for Class B shares and $3,943 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. The Fund pays monthly transfer agent fees based on the number of shareholder accounts and certain out-of-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of less than 0.02% of the average net assets of the Fund.

Ms. Maureen R. Ford and Mr. John M. DeCiccio are directors and officers of the Adviser and its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Investment
transactions

Purchases and proceeds from sales of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2001, aggregated $103,559,556 and $112,137,729, respectively.

The cost of investments owned at April 30, 2001 (including short-term investments) for federal income tax purposes was $38,014,292. Gross unrealized appreciation and depreciation of investments aggregated $2,929,473 and $1,222,307, respectively, resulting in net unrealized appreciation of $1,707,166.

NOTE D
Fund share transactions

The listing illustrates the number of shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.


                                   YEAR ENDED 10-31-00                PERIOD ENDED 4-30-01 1
                              SHARES            AMOUNT            SHARES            AMOUNT
CLASS A SHARES
Sold                      10,699,330      $179,947,030         1,201,015       $15,245,854
Distributions
reinvested                    45,640           681,533                --                --
Repurchased              (11,346,221)     (191,472,067)       (1,456,427)      (18,782,298)
Net decrease                (601,251)     ($10,843,504)         (255,412)      ($3,536,444)

CLASS B SHARES
Sold                       1,939,050       $32,420,200           190,290        $2,259,593
Distributions
reinvested                    42,559           613,338                --                --
Repurchased               (2,465,762)      (40,082,317)         (642,533)       (7,819,743)
Net decrease                (484,153)      ($7,048,779)         (452,243)      ($5,560,150)

CLASS C SHARES
Sold                         316,429        $5,282,879            49,952          $656,197
Distributions
reinvested                     1,072            15,443                --                --
Repurchased                 (315,277)       (5,276,854)          (74,376)         (928,573)
Net increase (decrease)        2,224           $21,468           (24,424)        ($272,376)

NET DECREASE              (1,083,180)     ($17,870,815)         (732,079)      ($9,368,970)


1 Semiannual period from 11-1-00 through 4-30-01. Unaudited.


NOTE E
Shareholder meeting

On April 25, 2001, a special meeting of shareholders of John Hancock Pacific Basin Equities Fund (the "Fund") was held. The shareholders approved Proposals (vote in parentheses):

* To approve a new sub-investment management contract among the Fund, John Hancock Advisers, Inc. and Nicholas-Applegate Capital Management (1,912,507 For, 75,578 Against, and 93,954 Abstaining).

Since no quorum was present with regard to Proposal 2, the meeting was adjourned to May 2, 2001.

On May 2, 2001 the shareholders approved Proposals 2(a)-2(d) (votes in parentheses):

* To amend the Fund's investment restriction on borrowing money
  (1,526,037 For, 141,781 Against, and 98,337 Abstaining).

* To amend the fund's investment restriction on investing in commodities (1,504,918 For, 156,445 Against, and 104,791 Abstaining).

* To amend the Fund's investment restriction on diversification
  (1,586,916 For, 84,482 Against, and 94,756 Abstaining).

* To eliminate the fund's investment restriction on pledging assets (1,508,532 For, 150,472 Against, and 107,149 Abstaining).



FOR YOUR
INFORMATION

TRUSTEES
Dennis S. Aronowitz*
Richard P. Chapman, Jr.
William J. Cosgrove*
John M. DeCiccio
Richard A. Farrell*
Maureen R. Ford
Gail D. Fosler
William F. Glavin
Dr. John A. Moore
Patti McGill Peterson
John W. Pratt*

*Members of the Audit Committee

OFFICERS
Maureen R. Ford
Chairman, President
and Chief Executive Officer

William L. Braman
Executive Vice President
and Chief Investment Officer

Richard A. Brown
Senior Vice President
and Chief Financial Officer

Susan S. Newton
Senior Vice President
and Secretary

James J. Stokowski
Vice President
and Treasurer

Thomas H. Connors
Vice President
and Compliance Officer

INVESTMENT ADVISER
John Hancock Advisers, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

SUBADVISER
Nicholas-Applegate Capital Management
600 West Broadway
San Diego, California 92101

PRINCIPAL DISTRIBUTOR
John Hancock Funds, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

TRANSFER AGENT
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL
Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803



HOW TO
CONTACT US

On the Internet                        www.jhfunds.com

By regular mail                        John Hancock Signature Services, Inc.
                                       1 John Hancock Way, Suite 1000
                                       Boston, MA 02217-1000

By express mail                        John Hancock Signature Services, Inc.
                                       Attn: Mutual Fund Image Operations
                                       529 Main Street
                                       Charlestown, MA 02129

Customer service representatives       1-800-225-5291

24-hour automated information          1-800-338-8080

TDD line                               1-800-544-6713



[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-544-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

This report is for the information of the shareholders of the John Hancock Pacific Basin Equities Fund. It is not authorized for distribution to prospective investors unless it is preceded or accompanied by the current prospectus, which details charges, investment objectives and operating policies.

580SA  4/01
       6/01






John Hancock
Biotechnology
Fund

SEMI
ANNUAL
REPORT

4.30.01

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]



[A photo of Maureen R. Ford, Chairman and Chief Executive Officer, flush left next to first paragraph.]

WELCOME

Table of contents

Your fund
at a glance
page 1

Manager's report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Fund's investments
page 8

Financial statements
page 10

For your information
page 21

Dear Fellow Shareholders,

The stock market's downward spiral, which began last year with technology stocks, continued through the first quarter of 2001. The slowing economy and a parade of disappointing corporate earnings announcements provoked growing investor concern, and stock declines spread across all market sectors. However, April marked a turning point and the stock market made a comeback, particularly the tech-heavy Nasdaq Composite Index, which surged 15% in one month. There was a growing sense that the worst might be over for the economy, given the Federal Reserve's four interest-rate cuts between January and April totaling two percentage points, and more cuts expected. Even with April's rebound, the market remains volatile and indecisive, as investors try to get a clearer sense of the timetable for economic and corporate recovery.

As always, we will continue to update you on these developments and anything that specifically relates to your fund and its performance. In fact, this newly designed shareholder report is our latest offering in that regard, and is part of our ongoing effort to better serve our shareholders.

Based on your feedback, we set out to create a more inviting report that you could easily navigate and that would provide you with more information on your fund. In addition to the new overall look, there are several prominent changes, including a table of contents, additional charts and a new summary page opposite this one. The most obvious difference is the report's size. By changing it to a standard mailing format we hope to deliver it to you in an even more timely fashion.

These twice-yearly shareholder reports are your best way to better understand your fund and what has been driving its performance. We encourage you to read them, and hope that our new version will make the task easier and more meaningful.

Sincerely,

/S/ MAUREEN R. FORD

Maureen R. Ford,
Chairman and Chief Executive Officer



YOUR FUND
AT A GLANCE

The Fund seeks
long-term capital
appreciation
by investing
primarily in stocks
of U.S. and
foreign companies
principally
engaged in
research,
development
and manufacture
of various
biotechnology
products, services
and processes.

Over the last two months

* The stock market was volatile, as a slowing economy produced disappointing earnings results.

* The Fund began operations March 1, 2001.

* In selecting investments, the Fund emphasized well-managed, innovative companies that fill a true need in the marketplace.

[Bar chart with heading "John Hancock Biotechnology Fund." Under the heading is a note that reads "Fund performance from inception March 1, 2001 to April 30, 2001." The chart is scaled in increments of .5% with -2.0% at the bottom and 0.0% at the top. The first bar represents the -1.30% total return for Class A. The second bar represents the -1.40% total return for Class B. The third bar represents the -1.40% total return for Class C. A note below the chart reads "Total returns are at net asset value with all distributions reinvested."]

Top 10 holdings

 8.5%   Amgen
 5.0%   Biogen
 5.0%   IDEC Pharmaceuticals
 4.2%   Genzyme
 4.0%   Cephalon
 3.6%   MedImmune
 3.4%   Human Genome Sciences
 3.3%   Genentech
 3.0%   ICOS
 3.0%   Waters

As a percentage of net assets on April 30, 2001.



BY LINDA I. MILLER, CFA, PORTFOLIO MANAGER

John Hancock
Biotechnology Fund

MANAGER'S
REPORT

The John Hancock Biotechnology Fund commenced operations on March 1, 2001 in a decidedly mixed market environment. Biotechnology stocks were subject to many of the same forces that affected the overall market during the period. Slowing domestic growth and rising -- though still relatively low -- unemployment, high energy prices and other factors contributed to a March market sell-off that pressured most industry sectors, including biotech stocks. This actually turned out to be opportune for the Fund, since we were able to build our portfolio with biotechnology stocks priced at more reasonable valuations. April was somewhat better for the group. Anticipating that interest-rate cuts would eventually spur better economic growth, many investors began to gravitate again to the growth sectors of the market, including biotech stocks.

PERFORMANCE AND STRATEGY REVIEW

For the two months from inception March 1, 2001 to April 30, 2001, John Hancock Biotechnology Fund's Class A, Class B and Class C shares had total returns of -1.30%, -1.40% and -1.40% at net asset value, respectively. In the same period, the average health/biotechnology objective fund had a total return of -3.87%, according to Lipper, Inc. 1 Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions.

"The industry is
 exploding with new
 companies, new ideas
 and new products."

Despite recent market events, it's a very exciting time for biotechnology. Last year's mapping and cloning of the human genome -- an international research program focused on detailing genetic and physical maps of the human genome -- was a watershed event for the industry. It opened up a vast world of new possibilities that range from research focused on predicting disease susceptibility to finding cures in fields such as cancer and cardiovascular disease. The industry is exploding with new companies, new ideas and new products. In 2000, for example, more than 50 biotechnology companies went public, almost four times more than in 1999. Furthermore, the revolution is not limited to the United States; there are investment opportunities in diverse locations around the world. The highest concentration of biotech companies is actually located along the Rhine river valley, running through Switzerland, France and Germany.

[A photo of Team leader Linda Miller flush right next to first paragraph.]

PORTFOLIO BUILDING

We began the process of building the portfolio by selecting companies that we believe have the best potential to lead this new era of innovation. We chose companies that, in our view, are producing or developing products that are innovative and unique and that address a substantial need in the market. But we looked for more than just great ideas. We also examined the strength and experience of each company's management to determine if leadership has the experience and vision to develop and execute a strong business plan. Our two largest holdings at the end of the period were:

"...selecting companies
 that we believe have the
 best potential to lead this
 new era of innovation."

Amgen. Based in Thousand Oaks, California, Amgen is the world's largest independent biotechnology company. One of the reasons we like the company is that it has an integrated structure, with research and development, manufacturing, marketing and sales all working closely together. Currently, Amgen is testing a second-generation product designed to treat anemia which could also be used by dialysis and cancer chemotherapy patients. In addition to developing its own products, Amgen also collaborates with other biotechnology companies to bring products to market. The company is currently working with PRAECIS Pharmaceuticals, another of the Fund's holdings, to commercialize a drug with potential as a treatment for prostate cancer and endometriosis.

[Table at top left-hand side of page entitled "Top standard industrial classifications." The first listing is Biotechnology-medical 85% and the second is Instruments-scientific 8%.]

Biogen. Founded in 1978, Biogen is one of the pioneers in the biotechnology industry. Its primary product is used in the treatment of relapsing forms of multiple sclerosis. It also has licensed a number of patents to drug and vaccine manufacturers, including hepatitis B vaccines sold by Merck and Glaxo SmithKline, and alpha interferon sold by Schering-Plough to treat hepatitis C. Biogen also is developing a treatment for psoriasis, a disease for which few effective treatments are available. Like Amgen, Biogen's stock detracted from overall Fund performance during our short holding period, but we believe it represents a long-term opportunity.

[Pie chart at middle of page with heading "Types of investments in the Fund As of April 30, 2001." The chart is divided into two sections (from top to left): Common stocks 93%, Short-term investments and other 7%.]

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "RECENT PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Amgen followed by a down arrow with the phrase "Sales for mature products disappointed." The second listing is Biogen followed by a down arrow with the phrase "Potential new competition for MS drug." The third listing is icos followed by an up arrow with the phrase "Positive clinical results for MED treatment."]

"Government spending on
 research has increased, and
 large drug companies
 continue to invest in
 biotech firms..."

OUTLOOK

Due to the inherent risks of new product development, challenging valuation issues and reliance on the capital markets for funding, the biotech sector tends to be one of the more volatile segments of the stock market. Given that and the current choppiness of the market, we're likely to see continued volatility in the sector. Although the economic backdrop may remain weak for the balance of 2001, the companies we emphasize generally raised a significant amount of money last year, which should help them ride out an economic slowdown. There are other reasons to be optimistic over the longer term. Government spending on research has increased, and large drug companies continue to invest in biotech firms, because the pharmaceutical companies have a growing dependence on biotech firms for next-generation drugs. Also, we expect continued consolidation in this highly fragmented industry, which most likely would be positive for the group.

This commentary reflects the views of the portfolio manager through the end of the Fund's period discussed in this report. Of course, the manager's views are subject to change as market and other conditions warrant.

Sector investing is subject to greater risks than the market as a whole.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.



A LOOK AT
PERFORMANCE

For the period ended
April 30, 2001.

The index used for
comparison is the
Nasdaq
Biotechnology
Index, an unmanaged
index that represents
the largest and most
actively traded Nasdaq
biotechnology stocks.

It is not possible to
invest in an index.

                               Class A      Class B      Class C       Index
Inception date                  3-1-01       3-1-01       3-1-01          --

Average annual returns with maximum sales charge (POP)
Since inception 1               -6.27%       -6.33%       -3.35%          --

Cumulative total returns with maximum sales charge (POP)
Since inception                 -6.27%       -6.33%       -3.35%          --

1 Not annualized.

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and Class C shares of 1%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future. See the prospectus for details.



GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the Nasdaq Biotechnology Index.

Line chart with the heading "GROWTH OF $10,000." Within the chart are three lines. The first line represents the value of the hypothetical $10,000 investment made in the John Hancock Biotechnology Fund, before sales charge, and is equal to $9,870 as of April 30, 2001. The second line represents the Index and is equal to $9,626 as of April 30, 2001. The third line represents the value of the same hypothetical investment made in the John Hancock Biotechnology Fund, after sales charge, and is equal to $9,373 as of April 30, 2001.

                                    Class B      Class C
Inception date                       3-1-01       3-1-01
Without sales charge                 $9,860       $9,860
With maximum sales charge            $9,367       $9,664
Index                                $9,626       $9,626

Assuming all distributions were reinvested for the period indicated, the chart above shows the value of a $10,000 investment in the Fund's Class B and Class C shares, respectively, as of April 30, 2001. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.



FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
April 30, 2001
(unaudited).

This schedule is divided into two main categories: common stocks and short-term investments. The common stocks are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.

SHARES         ISSUER                                                                                           VALUE
COMMON STOCKS 92.66%                                                                                       $4,837,688
(Cost $4,764,157)

Biotechnology -- Medical 84.93%                                                                            $4,434,179
       2,250   Abgenix, Inc.*                                                                                  84,375
       4,500   Affymetrix, Inc.*                                                                              148,725
       3,500   Alexion Pharmaceuticals, Inc.*                                                                  81,655
       2,500   Alkermes, Inc.*                                                                                 76,600
       7,250   Amgen, Inc.*                                                                                   443,265
       2,000   Arqule, Inc.*                                                                                   30,980
       1,000   Aviron*                                                                                         49,210
       4,000   Biogen, Inc.*                                                                                  258,640
       2,500   Cell Genesys, Inc.*                                                                             39,550
       2,750   Cell Therapeutics, Inc.*                                                                        68,613
       3,250   Cephalon, Inc.*                                                                                207,025
       2,000   Chiron Corp.*                                                                                   96,020
       3,500   COR Therapeutics, Inc.*                                                                        108,500
       3,250   Genentech, Inc.*                                                                               170,625
       2,000   Genzyme Corp.*                                                                                 217,940
       3,000   Gilead Sciences, Inc.*                                                                         146,940
       2,750   Human Genome Sciences, Inc.*                                                                   176,632
       2,750   ICOS Corp.*                                                                                    158,427
       5,250   IDEC Pharmaceuticals Corp.*                                                                    258,300
       2,000   ImClone Systems, Inc.*                                                                          80,920
       4,000   Immunex Corp.*                                                                                  61,040
       3,000   Inhale Therapeutic Systems, Inc.*                                                               99,900
       1,500   Invitrogen Corp.*                                                                              105,765
       3,000   Luminex Corp.*                                                                                  42,090
       3,250   Medarex, Inc.*                                                                                  77,708
       4,750   MedImmune, Inc.*                                                                               185,963
       3,250   Millennium Pharmaceuticals, Inc.*                                                              120,900
       2,250   Myriad Genetics, Inc.*                                                                         119,160
       3,250   NPS Pharmaceuticals, Inc.*                                                                      98,150
       2,500   OSI Pharmaceuticals, Inc.*                                                                     128,350
       5,000   PRAECIS Pharmaceuticals, Inc.*                                                                 109,700
       1,750   Protein Design Labs, Inc.*                                                                     112,438
       3,250   Regeneron Pharmaceuticals, Inc.*                                                               100,783
       2,500   Tanox, Inc.*                                                                                    63,250
       2,750   Vertex Pharmaceuticals, Inc.*                                                                  106,040

Instruments -- Scientific 7.73%                                                                               403,509
       3,500   Applera Corp. -- Applied Biosystems Group                                                      112,210
       2,750   Bruker Daltonics, Inc.*                                                                         42,762
       2,750   Molecular Devices Corp.*                                                                        52,937
       2,000   Pharmacopeia, Inc.*                                                                             39,000
       3,000   Waters Corp.*                                                                                  156,600

                                                                             INTEREST       PAR VALUE
ISSUER, DESCRIPTION                                                              RATE   (000s OMITTED)          VALUE

SHORT-TERM INVESTMENTS 9.73%                                                                                 $508,000
(Cost $508,000)

Joint Repurchase Agreement 3.79%                                                                              198,000
Investment in a joint repurchase agreement transaction with
Barclays Capital, Inc. -- Dated 04-30-01, due 05-01-01
(Secured by U.S. Treasury Bonds, 5.25% thru 8.75%, due
08-15-20 thru 02-15-29)                                                          4.51%           $198         198,000

Government -- U.S. Agencies 5.94%                                                                             310,000
Federal Home Loan Mortgage Corp. Disc Note 05-01-01                              4.53             155         155,000
Federal National Mortgage Assn. Disc Note 05-01-01                               4.53             155         155,000

TOTAL INVESTMENTS 102.39%                                                                                  $5,345,688

OTHER ASSETS AND LIABILITIES, NET (2.39%)                                                                   ($124,929)

TOTAL NET ASSETS 100.00%                                                                                   $5,220,759


* Non-income-producing security.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.



FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

April 30, 2001
(unaudited).

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.

ASSETS
Investments at value (cost $5,272,157)                    $5,345,688
Cash                                                              90
Receivable for shares sold                                   203,956
Receivable from affiliates                                    10,260
Other assets                                                  53,649

Total assets                                               5,613,643

LIABILITIES
Payable for investments purchased                            392,884

Total liabilities                                            392,884

NET ASSETS
Capital paid-in                                            5,083,939
Accumulated net realized gain on investments                  65,753
Net unrealized appreciation of investments                    73,531
Accumulated net investment loss                               (2,464)

Net assets                                                $5,220,759

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($3,979,913 [DIV] 403,063)                             $9.87
Class B ($1,112,825 [DIV] 112,846)                             $9.86
Class C ($128,021 [DIV] 12,983)                                $9.86

MAXIMUM OFFERING PER SHARE
Class A 1 ($9.87 [DIV] 95%)                                   $10.39
Class C ($9.86 [DIV] 99%)                                      $9.96

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

See notes to
financial statements.


OPERATIONS

For the period ended
April 30, 2001
(unaudited). 1

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in
operating the
Fund. It also
shows net gains
(losses) for the
period stated.

INVESTMENT INCOME
Interest                                                      $8,063

Total investment income                                        8,063

EXPENSES
Investment management fee                                      5,565
Class A distribution and service fee                           1,583
Class B distribution and service fee                             788
Class C distribution and service fee                             118
Registration and filing fees                                  13,013
Custodian fee                                                  7,869
Auditing fee                                                   1,230
Printing                                                         737
Accounting and legal services fee                                182
Miscellaneous                                                    121

Total expenses                                                31,206
Less expense reductions                                      (20,679)

Net expenses                                                  10,527

Net investment loss                                           (2,464)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments                              65,753
Change in unrealized appreciation on investments              73,531

Net realized and unrealized gain                             139,284

Increase in net assets from operations                      $136,820

1 Inception period from 3-1-01 through 4-30-01.

See notes to
financial statements.



CHANGES IN
NET ASSETS

This Statement of
Changes in Net
Assets shows how
the value of the
Fund's net assets
has changed since
the end of the
previous period. The
difference reflects
earnings less
expenses,
any investment
gains and losses,
distributions paid
to shareholders
and any increase or
decrease in
money shareholders
invested in the
Fund.

                                                              PERIOD
                                                               ENDED
                                                             4-30-01 1,2
INCREASE (DECREASE) IN NET ASSETS
From operations
Net investment loss                                          ($2,464)
Net realized gain                                             65,753
Change in net unrealized appreciation                         73,531

Increase in net assets
resulting from operations                                  136,820

From fund share transactions                               5,083,939

NET ASSETS
End of period 3                                           $5,220,759

1 Period from 3-1-01 through 4-30-01. Unaudited.

2 Class A, Class B and Class C shares began operations on 3-1-01.

3 Includes accumulated net investment loss of $2,464.

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

PERIOD ENDED                                                 4-30-01  1,2
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                          $10.00
Net investment loss 3                                             --  4
Net realized and unrealized loss on investments                (0.13)
Total from investment operations                               (0.13)
Net asset value, end of period                                 $9.87
Total investment return 5 (%)                                  (1.30) 6,7

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                           $4
Ratio of expenses to average net assets (%)                    1.608
Ratio of adjusted expenses to average net assets 9 (%)         4.928
Ratio of net investment loss to average net assets (%)         (0.24) 8
Portfolio turnover (%)                                            16

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS B SHARES

PERIOD ENDED                                                 4-30-01  1,2
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                          $10.00
Net investment loss 3                                          (0.02)
Net realized and unrealized loss on investments                (0.12)
Total from investment operations                               (0.14)
Net asset value, end of period                                 $9.86
Total investment return 5 (%)                                  (1.40) 6,7

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                           $1
Ratio of expenses to average net assets (%)                     2.30  8
Ratio of adjusted expenses to average net assets 9 (%)          5.62  8
Ratio of net investment loss to average net assets (%)         (1.32) 8
Portfolio turnover (%)                                            16

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS C SHARES

PERIOD ENDED                                                 4-30-01  1,2
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                          $10.00
Net investment loss 3                                          (0.02)
Net realized and unrealized loss on investments                (0.12)
Total from investment operations                               (0.14)
Net asset value, end of period                                 $9.86
Total investment return 5 (%)                                  (1.40) 6,7

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                           --  10
Ratio of expenses to average net assets (%)                     2.30  8
Ratio of adjusted expenses to average net assets 9 (%)          5.62  8
Ratio of net investment loss to average net assets (%)         (1.23) 8
Portfolio turnover (%)                                            16

 1 Class A, Class B and Class C shares began operations on 3-1-01.

 2 Semiannual period from 3-1-01 through 4-30-01. Unaudited.

 3 Based on the average of the shares outstanding at the end of each month.

 4 Less than $0.01 per share.

 5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

 6 The total return would have been lower had certain expenses not been reduced during the period shown.

 7 Not annualized.

 8 Annualized.

 9 Does not take into consideration expense reductions during the period shown.

10 Less than $500,000.

See notes to
financial statements.



NOTES TO
STATEMENTS

Unaudited.

NOTE A
Accounting policies

John Hancock Biotechnology Fund (the "Fund") is a non-diversified series of John Hancock World Fund, an open-end management investment company, registered under the Investment Company Act of 1940. The investment objective of the Fund is to achieve long term capital appreciation by investing principally in equity securities of biotechnology companies.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permit borrowings up to $500 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended April 30, 2001.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income which is distributed to shareholders. Therefore, no federal income tax provision is required.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date. Interest income on investment securities is recorded on the accrual basis.

The Fund records all distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Distributions paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.90% of the first $500,000,000 of the Fund's average daily net asset value, (b) 0.85% of the next $500,000,000 and (c) 0.80% of the Fund's average daily net asset value in excess of $1,000,000,000.

The Adviser has agreed to limit the Fund's expenses (excluding the distribution and service fees) to 1.30% of the Fund's average daily net assets, at least until February 28, 2002. Accordingly, the expense reduction amounted to $20,679 for the period ended April 30, 2001. The Adviser reserves the right to terminate this limitation in the future.

The Fund has Distribution Plans with John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets, to reimburse JH Funds for its distribution and service costs. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the period ended April 30, 2001, JH Funds received net up-front sales charges of $4,211 with regard to sales of Class A shares. Of this amount, $1,124 was paid as sales commissions to unrelated broker-dealers and $3,087 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. During the period ended April 30, 2001, JH Funds received net up-front sales charges of $800 with regard to sales of Class C shares, all of which is paid as sales commissions to unrelated broker-dealers.

Class B shares which are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares which are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. For the period ended April 30, 2001, JH Funds received no CDSCs for Class B or Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. The Fund pays monthly transfer agent fees based on the number of shareholder accounts and certain out-of-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of less than 0.02% of the average net assets of the Fund.

The Fund has an independent advisory board composed of scientific and medical experts who provide the investment officers of the Fund with advice and consultation on developments in the biotechnology industry, for which the Fund pays the advisory board a fee.

Ms. Maureen R. Ford and Mr. John M. DeCiccio are directors and officers of the Adviser and its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compen sation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compen sation Plan investments had no impact on the operations of the Fund.

NOTE C
Investment
transactions

Purchases and proceeds from sales of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2001, aggregated $5,261,766 and $563,362, respectively.

The cost of investments owned at April 30, 2001 (including short-term investments) for federal income tax purposes was $5,272,157. Gross unrealized appreciation and depreciation of investments aggregated $399,062 and $325,531, respectively, resulting in net unrealized appreciation of $73,531.

NOTE D
Fund share transactions

The listing illustrates the number of shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.

                                           PERIOD ENDED 4-30-01 1
                                       SHARES            AMOUNT
CLASS A SHARES 2
Sold                                  404,519        $3,941,157
Repurchased                            (1,456)          (13,667)
Net increase                          403,063        $3,927,490

CLASS B SHARES 2
Sold                                  113,656        $1,046,244
Repurchased                              (810)           (7,506)
Net increase                          112,846        $1,038,738

CLASS C SHARES 2
Sold                                   12,983          $117,711
Net increase                           12,983          $117,711

NET INCREASE                          528,892        $5,083,939

1 Semiannual period from 3-1-01 through 4-30-01. Unaudited.

2 Class A, Class B and Class C shares began operations on 3-1-01.



FOR YOUR
INFORMATION

TRUSTEES
Dennis S. Aronowitz*
Richard P. Chapman, Jr.
William J. Cosgrove*
John M. DeCiccio
Richard A. Farrell*
Maureen R. Ford
Gail D. Fosler
William F. Glavin
Dr. John A. Moore
Patti McGill Peterson
John W. Pratt*

*Members of the Audit Committee

OFFICERS
Maureen R. Ford
Chairman, President and
Chief Executive Officer

William L. Braman
Executive Vice President
and Chief Investment Officer

Susan S. Newton
Senior Vice President
and Secretary

Richard A. Brown
Senior Vice President
and Chief Financial Officer

James J. Stokowski
Vice President and Treasurer

Thomas H. Connors
Vice President and
Compliance Officer

INVESTMENT ADVISER
John Hancock Advisers, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR
John Hancock Funds, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

TRANSFER AGENT
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL
Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803



HOW TO
CONTACT US

On the Internet                        www.jhfunds.com

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This report is for the information of the shareholders of the John
Hancock Biotechnology Fund. It is not authorized for distribution to prospective investors unless it is preceded or accompanied by the current prospectus, which details charges, investment objectives and operating policies.

730SA  4/01
       6/01






John Hancock
European
Equity Fund

SEMI
ANNUAL
REPORT

4.30.01

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]



[A photo of Maureen R. Ford, Chairman and Chief Executive Officer, in upper left-hand corner.]

WELCOME

Table of contents

Your fund
at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Fund's investments
page 8

Financial statements
page 13

For your information
page 25

Dear Fellow Shareholders,

The stock market's downward spiral, which began last year with technology stocks, continued through the first quarter of 2001. The slowing economy and a parade of disappointing corporate earnings announcements provoked growing investor concern, and stock declines spread across all market sectors. However, April marked a turning point and the stock market made a comeback, particularly the tech-heavy Nasdaq Composite Index, which surged 15% in one month. There was a growing sense that the worst might be over for the economy, given the Federal Reserve's four interest-rate cuts between January and April totaling two percentage points, and more cuts expected. Even with April's rebound, the market remains volatile and indecisive, as investors try to get a clearer sense of the timetable for economic and corporate recovery.

As always, we will continue to update you on these developments and anything that specifically relates to your fund and its performance. In fact, this newly designed shareholder report is our latest offering in that regard, and is part of our ongoing effort to better serve our shareholders.

Based on your feedback, we set out to create a more inviting report that you could easily navigate and that would provide you with more information on your fund. In addition to the new overall look, there are several prominent changes, including a table of contents, additional charts and a new summary page opposite this one. The most obvious difference is the report's size. By changing it to a standard mailing format we hope to deliver it to you in an even more timely fashion.

These twice-yearly shareholder reports are your best way to better understand your fund and what has been driving its performance. We encourage you to read them, and hope that our new version will make the task easier and more meaningful.

Sincerely,

/S/ MAUREEN R. FORD

Maureen R. Ford,
Chairman and Chief Executive Officer



YOUR FUND
AT A GLANCE

The Fund seeks
long-term
growth of
capital by
investing
primarily in
stocks of
companies
located
in Europe.

Over the last six months

* European markets produced negative results as the global economy continued slowing and interest rates fell further.

* Technology stocks plunged until April, then began to rebound from 52-week lows.

* Growth stocks fell out of investor favor, contributing to the Fund's decline.

[Bar chart with heading "John Hancock European Equity Fund." Under the heading is a note that reads "Fund performance for the six months ended April 30, 2001." The chart is scaled in increments of 5% with -15% at the bottom and 0% at the top. The first bar represents the -13.93% total return for Class A. The second bar represents the -14.26% total return for Class B. The third bar represents the -14.26% total return for Class C. A note below the chart reads "Total returns are at net asset value with all distributions reinvested."]

Top 10 holdings

 2.0%   Total Fina Elf
 1.7%   Enterprise Oil
 1.7%   Transocean Sedco Forex
 1.6%   SAP AG
 1.6%   Royal Bank of Scotland
 1.6%   Barclays
 1.4%   Svenska Handelsbanken
 1.3%   Riunione Adriatica di Sicurta
 1.3%   Altran Technologies
 1.3%   Pechiney

As a percentage of net assets on April 30, 2001.



BY LORETTA MORRIS FOR THE PORTFOLIO MANAGEMENT TEAM

John Hancock
European Equity Fund

MANAGERS'
REPORT

On December 14, 2000, Nicholas-Applegate Capital Management assumed management responsibility for the Fund under a new subadvisory agreement that shareholders approved in April. Founded in 1984, Nicholas-Applegate is a recognized leader in U.S. equity, global and international equity, and specialized strategy management, managing more than $28 billion for institutional and individual investors.

Throughout much of the latest six-month period, Europe's stock markets continued to fall as slowing growth on a global scale and decelerating corporate earnings sent nervous investors to the sidelines. In response, the U.S. Federal Reserve slashed interest rates four times for a total easing of 200 basis points (two percentage points), matched by more than 50 interest rate reductions by central banks worldwide.

Early in 2001, most European bourses rebounded from previous-year declines as prospects for growth in the region, although weakening somewhat, remained more positive than in the United States. The euro strengthened against the dollar, prompting the European Central Bank to hold the line on interest rates at its policy meeting on February 1 despite interest-rate cuts by the U.S. Federal Reserve.

"Negative news from
 many European
 technology and
 telecommunications
 companies weighed on
 investor sentiment..."

The nascent rally didn't last long, however. Negative news from many European technology and telecommunications companies weighed on investor sentiment, as did the rapid deceleration in U.S. GDP growth. Fears that the U.S. slowdown would adversely affect the United Kingdom's economy prompted the Bank of England to lower interest rates in February, its first rate reduction since June 1999. However, lacking clear evidence that inflationary pressures were easing and amid expectations that GDP growth in continental Europe -- while slowing -- would stabilize at a moderate pace, the European Central Bank continued to hold interest rates steady.

FUND PERFORMANCE

For the six months ended April 30, 2001, the Fund's Class A, Class B and Class C shares posted total returns of -13.93%, -14.26% and -14.26%, respectively, at net asset value. During the same period, the average European equity fund returned -10.16%, according to Lipper, Inc.1, while the benchmark MSCI Europe Index fell 13.89%. Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. Please see pages six and seven for historical performance information.

STRATEGY REVIEW

Since assuming management of the Fund, we moved to transition the portfolio to be consistent with Nicholas-Applegate's investment approach, including paring the holdings so that we hold larger positions in fewer names. Our philosophy and process rely on targeting companies with three attributes: they are poised to benefit from positive change such as innovation or higher-than-expected earnings; they are positioned to sustain this positive change over time; and they are beginning to be recognized in the market through rising stock prices.

"Fund holdings in the
 United Kingdom
 contributed negatively to
 our performance..."

GROWTH OUT OF FAVOR

A key phenomenon that we witnessed in the early months of 2001 was an aversion to growth-oriented stocks. As bottom-up investors, we select companies for their strong fundamentals. However, as the year began investors shunned these issues in favor of low-quality, low-priced stocks with poor or deteriorating fundamentals and weak outlooks that were rebounding from 52-week lows. Because these are not the type of stocks in which we invest, the Fund's returns suffered relative to its peer group.

[Table at top left-hand side of page entitled "Top sectors." The first listing is Oil & gas 14%, the second is Medical 10%, the third
Banks-foreign 9%, the fourth Telecommunications 9%, and the fifth
Insurance 7%.]

Fund holdings in the United Kingdom contributed negatively to our performance during the reporting period. Solid growth prospects and easier monetary policy led us to shift assets there upon assuming management of the Fund. However, this course of action was not rewarded as the equity market there weakened. In particular, telecommunications firms such as British Telecommunications and COLT Telecom Group suffered steep declines.

[Bar chart at middle of page with heading "Top countries As of April 30, 2001." The chart is divided into five sections: United Kingdom 29%, France 16%, Germany 7%, Italy 7% and Netherlands 4%.]

On a sector basis, selection of specific European telecommunications and industrial stocks hampered Fund returns as slowing growth globally called valuations into question. As a result, the Fund's holdings suffered from a valuation compression despite solid fundamentals that improved as the reporting period progressed.

OUTLOOK

Despite the difficult environment that has challenged equity investors in recent months, we believe that European bourses continue to offer compelling investment opportunities. The U.S. Federal Reserve's bias toward lower interest rates is a positive catalyst for global stock markets. Central banks worldwide are also easing.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "RECENT PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Transocean Sedco Forex followed by an up arrow with the phrase "High Energy prices fuel drilling rig demand." The second listing is Alcatel followed by a down arrow with the phrase "Profit margins shrink as earnings fall." The third listing is SAP AG followed by an up arrow with the phrase "Strong demand for business Internet portals."]

"...the case for European
 investing remains compelling
 amid the positive themes of
 structural changes such as
 tax and pension reform and
 deregulation."

Furthermore, we believe the case for European investing remains compelling amid the positive themes of structural changes such as tax and pension reform and deregulation. The trend toward a rising equity culture in Euroland also bodes well for equity markets there. Finally, non-U.S. equities' share of world market capitalization has increased over the last three decades, rising from 30% in the 1970s to more than 50% today. Not all success stories are written in America, and we believe that Europe is home to many companies exhibiting strong fundamentals and dynamic market leadership.

No matter how difficult the market environment may become, we will never waver from the proven philosophy and process that have served our clients so well over time. We remain committed to our discipline of finding the companies exhibiting the fastest growth in earnings. Once investor sentiment turns positive again, we believe ownership of these stocks will be rewarded. Against a backdrop of positive change, we are confident that our approach will lead us to stocks of European companies with accelerating earnings growth.

This commentary reflects the views of the portfolio management team through the end of the Fund's period discussed in this report. Of course, the team's views are subject to change as market and other conditions warrant.

International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.



A LOOK AT
PERFORMANCE

For the period ended
April 30, 2001.

The index used for
comparison is the
Morgan Stanley
Capital International
(MSCI) Europe
Index, an unmanaged
index used to measure
the performance of
securities listed on
European stock
exchanges.

It is not possible to
invest in an index.

                           Class A      Class B      Class C        Index
Inception date              3-2-98       6-1-98       3-1-99           --

Average annual returns with maximum sales charge (POP)
One year                   -27.48%      -28.01%      -25.71%       -13.21%
Since inception             -3.36%       -6.92%       -6.66%           --

Cumulative total returns with maximum sales charge (POP)
Six months                 -18.25%      -18.55%      -15.97%        -7.00%
One year                   -27.48%      -28.01%      -25.71%       -13.21%
Since inception            -10.26%      -18.86%      -13.86%           --

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and Class C shares of 1%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost. Index figures do not reflect sales charges and would be lower if they did.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future. See the prospectus for details.



GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the MSCI Europe Index.

Line chart with the heading "GROWTH OF $10,000." Within the chart are three lines. The first line represents the Index and is equal to $11,080 as of April 30, 2001. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock European Equity Fund, before sales charge, and is equal to $9,450 as of April 30, 2001. The third line represents the value of the same hypothetical investment made in the John Hancock European Equity Fund, after sales charge, and is equal to $8,974 as of April 30, 2001.

                                    Class B      Class C 1
Inception date                       6-1-98       3-1-99
Without sales charge                 $8,365       $8,703
With maximum sales charge            $8,114       $8,616
Index                                $9,938       $9,969

Assuming all distributions were reinvested for the period indicated, the chart above shows the value of a $10,000 investment in the Fund's Class B and Class C shares, respectively, as of April 30, 2001. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

1 No contingent deferred sales charge applicable.



FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
April 30, 2001
(unaudited).

This schedule is divided into four main categories: common stocks, preferred stocks, warrants and short-term investments. The common and preferred stocks and warrants are further broken down by country. Short-term investments, which represent the Fund's cash position, are listed last.



SHARES         ISSUER                                                                                           VALUE

COMMON STOCKS 91.07%                                                                                      $20,237,730
(Cost $20,295,071)

Bermuda   1.21%                                                                                              $269,026
      13,600   Frontline Ltd. (Transport)                                                                     269,026

Denmark   2.32%                                                                                               515,950
       3,600   Carlesberg AS (Beverages)                                                                      161,738
       3,100   NEG Micon AS (Energy)                                                                          126,010
       6,000   Novo Nordisk AS (Class B) (Medical)                                                            228,202

Finland   2.34%                                                                                               519,180
       3,500   Nokia Corp., American Depositary Receipts (ADR)
               (Telecommunications)                                                                           119,665
      11,700   Perlos Corp. (Manufacturing)                                                                   152,079
      24,000   Sampo Plc (Electronics)                                                                        247,436

France   16.16%                                                                                             3,590,188
       4,500   Altran Technologies SA (Engineering / R&D Services)                                            291,462
       4,000   Assurance Generales de France (Insurance)                                                      237,960
       2,760   Aventis SA (Medical)                                                                           213,781
       1,500   Coflexip SA (Oil & Gas)                                                                        220,925
       1,100   Galeries Lafayette (Retail)                                                                    185,630
       9,300   Infogrames Entertainment SA* (Leisure)                                                         193,826
       5,400   Pechiney SA (Metal)                                                                            284,115
         400   PSA Peugeot Citroen SA (Automobile / Trucks)                                                   114,242
       3,200   Sanofi-Synthelabo SA* (Medical)                                                                191,930
       3,800   Societe Television Francaise 1 (Media)                                                         159,474
      10,000   Stora Enso (Paper)                                                                             112,681
       1,800   Technip SA (Building)                                                                          280,282
       3,000   Total Fina Elf SA (Oil & Gas)                                                                  447,174
         500   Unibail SA (Real Estate Operations)                                                             79,409
       1,500   Vinci (Engineering/R&D Services)                                                                87,838
       5,800   Vivendi Environnement* (Utilities)                                                             254,009
       3,400   Vivendi Universal SA (Diversified Operations)                                                  235,450

Germany   6.85%                                                                                             1,522,431
       1,000   Altana AG (Medical)                                                                            119,779
       2,400   AMB Aachener & Muenchener Beteiligungs AG (Insurance)                                          275,757
       2,100   Deutsche Bank AG (Banks -- Foreign)                                                            171,417
       6,200   Deutsche Telekom AG (Telecommunications)                                                       160,628
       3,000   Hochtief AG (Building)                                                                          69,871
       2,900   Infineon Technologies AG (Electronics)                                                         126,078
       4,200   Merck KGaA (Medical)                                                                           146,822
         705   Muenchener Rueckversicherungs-Gesellschaft AG (Insurance)                                      201,027
       4,986   Veba AG (Diversified Operations)                                                               251,052

Ireland   3.69%                                                                                               820,510
      22,500   Allied Irish Banks Plc (Banks -- Foreign)                                                      247,543
       9,369   CRH Plc (Building)                                                                             157,940
       3,400   Elan Corp. Plc (ADR)* (Medical)                                                                170,510
      22,700   Irish Life & Permanent Plc (Insurance)                                                         244,517

Israel    0.42%                                                                                                94,095
       1,500   Check Point Software Technologies Ltd.* (Computers)                                             94,095

Italy     6.69%                                                                                             1,485,660
      60,900   Banca Nazionale del Lavoro SpA* (Banks -- Foreign)                                             193,980
      27,800   Edison SpA (Utilities)                                                                         268,608
      36,625   Eni SpA (Oil & Gas)                                                                            250,866
      22,459   Riunione Adriatica di Sicurta SpA (Insurance)                                                  295,912
      35,800   Saipen SpA (Oil & Gas)                                                                         235,050
      21,700   Telecom Italia SpA (Telecommunications)                                                        241,244

Luxembourg 0.21%                                                                                               46,329
      10,700   Gemplus International SA* (Computers)                                                           46,329

Netherlands 4.46%                                                                                             990,312
       5,400   Akzo Nobel NV (Chemicals)                                                                      224,945
       1,100   Heineken NV (Beverages)                                                                         57,046
       3,442   ING Groep NV (Banks -- Foreign)                                                                235,060
       7,000   Qiagen NV* (Medical)                                                                           190,049
       3,900   STMicroelectronics NV (Electronics)                                                            157,755
      20,200   United Pan-Europe Communications NV* (Media)                                                   125,457

Norway    3.00%                                                                                               665,631
      24,300   Smedvig ASA (Class B) (Oil & Gas)                                                              230,996
      14,800   TGS Nopec Geophysical Co. ASA* (Oil & Gas)                                                     248,849
      11,740   Tomra Systems ASA (Pollution Control)                                                          185,786

Portugal  0.92%                                                                                               204,807
      21,100   Portugal Telecom SA (Telecommunications)                                                       204,807

Spain     2.61%                                                                                               580,993
       9,200   Corporacion Mapfre SA (Insurance)                                                              182,110
       9,400   Iberdrola SA (Utilities)                                                                       138,697
       6,900   Sogecable SA* (Media)                                                                          155,499
       6,184   Telefonica SA* (Telecommunications)                                                            104,687

Sweden    3.67%                                                                                               815,752
      15,000   Electrolux AB (Ser B) (Household)                                                              247,904
       4,600   JM AB (Building)                                                                               102,711
         200   SKF AB (Manufacturing)                                                                           3,559
      20,200   Svenska Handelsbanken AB (Banks -- Foreign)                                                    301,346
      36,600   Swedish Match AB (Tobacco)                                                                     160,232

Switzerland 4.38%                                                                                             974,205
         130   Nestle SA (Food)                                                                               269,164
         140   Novartis AG (Medical)                                                                          217,563
          56   Schweiz-ruckversic (Insurance)                                                                 110,234
      12,200   Serona SA* (ADR) (Medical)                                                                     251,320
         132   Tecan Group AG (Medical)                                                                       125,924

United Kingdom 28.53%                                                                                       6,340,507
      33,200   ARM Holdings Plc* (Electronics)                                                                182,372
      13,200   Bank of Scotland (Banks -- Foreign)                                                            151,627
      11,045   Barclays Plc (Banks -- Foreign)                                                                355,497
       9,200   Berkeley Group (Building)                                                                      104,048
      49,500   Billiton Plc (Metal)                                                                           243,586
      18,264   BP Amoco Plc (Oil & Gas)                                                                       163,814
       6,700   British American Tobacco Plc (Tobacco)                                                          54,343
      35,200   British Telecommunications Plc (Telecommunications)                                            280,973
      36,000   Capita Group Plc (Business Services -- Misc.)                                                  254,658
       8,200   Celltech Group Plc* (Medical)                                                                  141,934
      71,295   Centrica Plc (Utilities)                                                                       241,455
      12,500   COLT Telecom Group Plc* (Telecommunications)                                                   172,554
      19,700   Compass Group Plc* (Food)                                                                      151,049
     240,000   Corus Group Plc (Steel)                                                                        245,474
      26,600   Diageo Plc (Beverages)                                                                         279,677
      51,400   Energis Plc* (Telecommunications)                                                              267,641
      44,500   Enterprise Oil Plc (Oil & Gas)                                                                 385,127
      60,000   FKI Plc (Manufacturing)                                                                        200,413
       6,500   GlaxoSmithKline Plc* (Medical)                                                                 171,739
      16,600   Hanson Plc (Building)                                                                          112,439
     187,000   Kidde Plc* (Protection -- Safety Equip. & Svc.)                                                173,877
      30,300   Marks & Spencer Plc (Retail)                                                                   116,162
      29,700   National Grid Group Plc (Utilities)                                                            227,299
      17,600   Persimmon Plc (Building)                                                                        91,092
      18,400   Reckitt Benckiser Plc (Soap & Cleaning Preparations)                                           250,973
      84,500   Rolls-Royce Plc (Engines -- Internal Combustion)                                               257,469
      15,468   Royal Bank of Scotland Group Plc (Banks -- Foreign)                                            358,237
      26,800   Shell Transport & Trading Co. (Oil & Gas)                                                      223,699
      38,800   Taylor Woodrow Plc* (Building)                                                                 112,672
      70,810   Vodafone AirTouch Plc (Telecommunications)                                                     214,997
       3,300   Zeneca Group Plc (Medical)                                                                     153,610

United States 3.61%                                                                                           802,154
       3,300   Amdocs Ltd.* (Telecommunications)                                                              194,370
       3,600   Schlumberger Ltd. (Oil & Gas)                                                                  238,680
       6,800   Transocean Sedco Forex, Inc. (Oil & Gas)                                                       369,104

PREFERRED STOCKS 1.65%                                                                                       $366,301
(Cost $373,555)

Germany   1.65%                                                                                               366,301
       2,300   SAP AG (Computers)                                                                             366,301

WARRANTS  0.00%                                                                                                $1,139
(Cost $834)

Germany   0.00%                                                                                                 1,139
          16   Muenchener Rueckversicherungs-Gesellschaft AG* (Insurance)                                       1,139

TOTAL COMMON AND PREFERRED STOCKS AND WARRANTS 92.72%                                                     $20,605,170


                                                                             INTEREST        PAR VALUE
ISSUER, DESCRIPTION                                                              RATE    (000s OMITTED)         VALUE
SHORT-TERM INVESTMENTS 32.97%                                                                              $7,326,086
(Cost $7,326,086)

Joint Repurchase Agreement 6.94%
Investment in a joint repurchase agreement transaction with
Barclays Capital, Inc. -- Dated 04-30-01, due 05-01-01
(Secured by U.S. Treasury Bonds 5.25% thru 8.75%,
due 08-15-20 thru 02-15-29)                                                      4.51%         $1,542       1,542,000

Non-Cash Security Lending Collateral 1.05%

U.S. Treasury Bonds, 5.25% thru 10.375%, due 11-15-12
thru 11-15-28, and Federal Farm Credit Banks, 5.48%
due 02-21-03, and Federal Home Loan Banks, 8.00%,
due 05-25-05, and Federal National Mortgage Association,
7.125%, due 01-15-30, and U.S. Treasury (stripped interest),
due 2-15-08**                                                                                     232         232,222

                                                                                               SHARES           VALUE

Cash Equivalents 24.98%
Navigator Securities Lending Prime Portfolio**                                              5,551,864       5,551,864

TOTAL INVESTMENTS 125.69%                                                                                 $27,931,256

OTHER ASSETS AND LIABILITIES, NET (25.69%)                                                                ($5,708,732)

TOTAL NET ASSETS 100.00%                                                                                  $22,222,524


*  Non-income-producing security.

** Represents investment of security lending collateral.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.



FINANCIAL STATEMENTS

PORTFOLIO
CONCENTRATION

For the period ending
April 30, 2001
(unaudited).

This table shows
the percentages
of the Fund's
investments
aggregated
by various
industries.



                                VALUE AS A PERCENTAGE
INVESTMENT CATEGORIES                   OF NET ASSETS
Automobile/Trucks                               0.51%
Banks -- Foreign                                9.07
Beverages                                       2.24
Building                                        4.64
Business Services -- Misc.                      1.15
Chemicals                                       1.01
Computers                                       2.28
Diversified Operations                          2.19
Electronics                                     3.21
Energy                                          0.57
Engineering/R&D Services                        1.71
Engines -- Internal Combustion                  1.16
Food                                            1.89
Household                                       1.12
Insurance                                       6.97
Leisure                                         0.87
Manufacturing                                   1.60
Media                                           1.98
Medical                                        10.45
Metal                                           2.37
Oil & Gas                                      13.55
Paper                                           0.51
Pollution Control                               0.84
Protection -- Safety Equip. & Svc.              0.78
Real Estate Operations                          0.36
Retail                                          1.36
Soap & Cleaning Preparations                    1.13
Steel                                           1.10
Telecommunications                              8.83
Tobacco                                         0.97
Transport                                       1.21
Utilities                                       5.09
Short-term Investments                         32.97

Total investments                             125.69%

See notes to
financial statements.



ASSETS AND
LIABILITIES

April 30, 2001
(unaudited).

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes.
You'll also find
the net asset
value and
the maximum
offering price
per share.

ASSETS
Investments at value (cost $27,995,546)                           $27,931,256
Cash                                                                      839
Foreign currency at value (cost $84,756)                               84,926
Receivable for investments sold                                       210,296
Receivable for shares sold                                             52,611
Dividends and interest receivable                                      87,812
Receivable from affiliates                                             20,881
Other assets                                                              435

Total assets                                                       28,389,056

LIABILITIES
Payable for investments purchased                                     327,336
Payable for shares repurchased                                          7,455
Payable for securities on loan                                      5,784,086
Other payables and accrued expenses                                    47,655

Total liabilities                                                   6,166,532

NET ASSETS
Capital paid-in                                                    25,697,518
Accumulated net realized loss on investments
and foreign currency transactions                                  (3,169,401)
Net unrealized depreciation of investments and
translations of assets and liabilities in foreign currencies          (66,921)
Accumulated net investment loss                                      (238,672)

Net assets                                                        $22,222,524

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($10,192,309 [DIV] 1,079,110)                                   $9.45
Class B ($11,505,248 [DIV] 1,242,716)                                   $9.26
Class C ($524,967 [DIV] 56,704)                                         $9.26

MAXIMUM OFFERING PRICE PER SHARE
Class A 1 ($9.45 [DIV] 95%)                                             $9.95
Class C ($9.26 [DIV] 99%)                                               $9.35

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

See notes to
financial statements.



OPERATIONS

For the period ended
April 30, 2001
(unaudited).1

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in
operating the
Fund. It also
shows net gains
(losses) for the
period stated.

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $28,962)              $149,832
Interest                                                               34,517
Securities lending income                                               8,666

Total investment income                                               193,015

EXPENSES
Investment management fee                                             110,730
Class A distribution and service fee                                   16,895
Class B distribution and service fee                                   64,159
Class C distribution and service fee                                    2,559
Custodian fee                                                          92,834
Transfer agent fee                                                     61,047
Registration and filing fees                                           34,134
Auditing fee                                                           10,166
Printing                                                                5,731
Accounting and legal services fee                                       2,338
Miscellaneous                                                           1,147
Trustees' fees                                                            732
Legal fees                                                                757

Total expenses                                                        403,229
Less expense reductions                                              (122,762)

Net expenses                                                          280,467

Net investment loss                                                   (87,452)

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) on
Investments                                                          $759,473
Foreign currency transactions                                      (1,537,185)
Change in unrealized appreciation (depreciation) on
Investments                                                        (2,961,661)
Translation of assets and liabilities in foreign currencies             1,481

Net realized and unrealized loss                                   (3,737,892)

Decrease in net assets from operations                             (3,825,344)

1 Semiannual period from 11-1-00 through 4-30-01.


CHANGES IN
NET ASSETS

This Statement of
Changes in Net
Assets shows how
the value of the
Fund's net assets
has changed since
the end of the
previous period.
The difference
reflects earnings
less expenses,
any investment
gains and losses,
distributions paid
to shareholders
and any increase
or decrease
in money
shareholders
invested in
the Fund.

                                                      YEAR           PERIOD
                                                     ENDED            ENDED
                                                  10-31-00          4-30-01 1

INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment loss                              ($301,731)        ($87,452)

Net realized gain (loss)                           300,105         (777,712)
Change in net unrealized
appreciation (depreciation)                       (274,293)      (2,960,180)

Decrease in net assets
resulting from operations                         (275,919)      (3,825,344)

From fund share transactions                    (1,059,975)      (2,171,465)

NET ASSETS
Beginning of period                             29,555,227       28,219,333

End of period 2                                $28,219,333      $22,222,524

1 Semiannual period from 11-1-00 through 4-30-01. Unaudited.

2 Includes accumulated net investment loss of $151,220 and $238,672, respectively.



FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

PERIOD ENDED                                10-31-98 1  10-31-99    10-31-00      4-30-01 2
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                           $10.00      $10.07      $11.16      $10.98
Net investment income (loss)3                   0.01       (0.04)      (0.06)      (0.02)
Net realized and unrealized gain (loss)
on investments                                  0.06        1.13       (0.12)4     (1.51)
Total from investment
operations                                      0.07        1.09       (0.18)      (1.53)
Net asset value,
end of period                                 $10.07      $11.16      $10.98       $9.45
Total return 5,6 (%)                            0.70 7     10.82       (1.61)     (13.93) 7

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                    $12         $14         $13         $10
Ratio of expenses to
average net assets (%)                          1.90 8      1.90        1.90        1.90 8
Ratio of adjusted expenses
to average net assets 9 (%)                     3.31 8      2.23        2.30        2.90 8
Ratio of net investment
income (loss) to average
net assets (%)                                  0.16 8     (0.38)      (0.52)      (0.33) 8
Portfolio turnover (%)                            31          64          97         159


See notes to
financial statements.




FINANCIAL
HIGHLIGHTS

CLASS B SHARES

PERIOD ENDED                                10-31-98 1  10-31-99    10-31-00     4-30-01 2
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                           $11.07      $10.04      $11.06      $10.80
Net investment loss 3                          (0.04)      (0.12)      (0.15)      (0.05)
Net realized and unrealized
gain (loss) on investments                     (0.99)       1.14       (0.11) 4    (1.49)
Total from investment
operations                                     (1.03)       1.02       (0.26)      (1.54)
Net asset value,
end of period                                 $10.04      $11.06      $10.80       $9.26
Total return 5,6 (%)                           (9.30) 7    10.16       (2.35)     (14.26) 7

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                    $16         $15         $15         $12
Ratio of expenses to
average net assets (%)                          2.60 8      2.60        2.60        2.60 8
Ratio of adjusted expenses
to average net assets 8 (%)                     4.01 8      2.93        3.00        3.60 8
Ratio of net investment loss to average
net assets (%)                                (1.12) 8     (1.08)      (1.23)      (1.03) 8
Portfolio turnover (%)                            31          64          97         159


See notes to
financial statements.




FINANCIAL
HIGHLIGHTS

CLASS C SHARES

PERIOD ENDED                                10-31-99 1  10-31-00     4-30-01 2
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                           $10.64      $11.06      $10.80
Net investment loss 3                          (0.07)      (0.13)      (0.05)
Net realized and unrealized
gain (loss) on investments                      0.49       (0.13) 4    (1.49)
Total from investment
operations                                      0.42       (0.26)      (1.54)
Net asset value,
end of period                                 $11.06      $10.80       $9.26
Total return 5,6 (%)                            3.95 7     (2.35)     (14.26) 7

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                     -- 10       -- 10       $1
Ratio of expenses to
average net assets (%)                          2.60 8      2.60        2.60 8
Ratio of adjusted expenses
to average net assets 9 (%)                     2.93 8      3.00        3.60 8
Ratio of net investment loss to average
net assets (%)                                 (1.17) 8    (1.16)      (0.95) 8
Portfolio turnover (%)                            64          97         159


1 Class A, Class B and Class C shares began operations on 3-2-98, 6-1-98 and 3-1-99, respectively.

2 Semiannual period from 3-1-01 through 4-30-01. Unaudited.

3 Based on the average of the shares outstanding at the end of each month.

4 May not accord to amounts shown elsewhere in the financial statements due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 The total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Annualized.

9 Does not take into consideration expense reductions during the periods shown.

10 Less than $500,000.

See notes to
financial statements.



NOTES TO
STATEMENTS

Unaudited.

NOTE A
Accounting policies

John Hancock European Equity Fund (the "Fund") is a diversified series of John Hancock World Fund, an open-end management investment company, registered under the Investment Company Act of 1940. The investment objective of the Fund is to achieve long-term capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or if quotations are not readily available, or the value has been materially affected by events occurring after the closing of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in "Foreign Currency Translation" below.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 5:00 P.M., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain
(loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks which permit borrowings up to $500 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended April 30, 2001.

Securities lending

The Fund may lend its securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At April 30, 2001, the Fund loaned securities having a market value of $5,311,288 collateralized by cash in the amount of $5,551,864 and securities in the amount of $232,222. The cash collateral was invested in a short-term instrument.

Forward foreign currency exchange contracts

The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund's daily net assets. The Fund records realized gains and losses at the time the forward foreign currency exchange contract is closed out or offset by a matching contract. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk if they are offset by the currency amount of the underlying transaction. The Fund had no open forward foreign currency exchange contracts at April 30, 2001.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income which is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has $2,057,027 of capital loss carryforwards available, to the extent provided by regulations, to offset future net realized capital gains. To the extent such carryforwards are used by the Fund, no capital gain distributions will be made. The carryforwards expire as follows: October 31, 2006 --
$822,658, and October 31, 2007 -- $1,234,369.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Distributions paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.90% of the first $500,000,000 of the Fund's average daily net asset value, and (b) 0.70% of the Fund's average daily net asset value in excess of $500,000,000. The Adviser had a subadvisory agreement with Indocam International Investment Services which was terminated by the Adviser on December 13, 2000. On December 14, 2000, the Adviser entered into a subadvisory contract with Nicholas-Applegate Capital Management. The Fund is not responsible for the payment of the subadvisers' fees.

The Adviser has agreed to limit the Fund's expenses for Class A, Class B and Class C shares to 1.90%, 2.60% and 2.60%, respectively, of the Fund's average daily net assets, at least until February 28, 2002. Accordingly, the expense reduction amounted to $122,762 for the period ended April 30, 2001. The Adviser reserves the right to terminate this limitation in the future.

The Fund has Distribution Plans with John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets, to reimburse JH Funds for its distribution and service costs. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the period ended April 30, 2001, JH Funds received net up-front sales charges of $9,220 with regard to sales of Class A shares. Of this amount, $715 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $6,515 was paid as sales commissions to unrelated broker-dealers and $1,990 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. During the period ended April 30, 2001, JH Funds received net up-front sales charges of $1,639 with regard to sales of Class C shares, all of which was paid as sales commissions to unrelated broker-dealers.

Class B shares which are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares which are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B and Class C shares. For the period ended April 30, 2001, CDSCs received by JH Funds amounted to $28,464 for Class B shares and $131 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. The Fund pays monthly transfer agent fees based on the number of shareholder accounts and certain out-of-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of less than 0.02% of the average net assets of the Fund.

Ms. Maureen R. Ford and Mr. John M. DeCiccio are directors and officers of the Adviser and its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compen-sation Plan investments had no impact on the operations of the Fund.

NOTE C Investment transactions

Purchases and proceeds from sales of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2001, aggregated $38,696,496 and $41,991,327, respectively.

The cost of investments owned at April 30, 2001 (including short-term investments) for federal income tax purposes was $28,021,401. Gross unrealized appreciation and depreciation of investments aggregated $1,143,766 and $1,233,911, respectively, resulting in net unrealized depreciation of $90,145.

NOTE D
Fund share transactions

The listing illustrates the number of shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.


                                   YEAR ENDED 10-31-00                PERIOD ENDED 4-30-01 1
                              SHARES            AMOUNT            SHARES            AMOUNT
CLASS A SHARES
Sold                       3,234,189       $39,537,649           486,230        $4,865,961
Repurchased               (3,341,631)      (41,147,006)         (586,515)       (5,902,530)
Net decrease                (107,442)      ($1,609,357)         (100,285)      ($1,036,569)

CLASS B SHARES
Sold                       1,012,078       $12,546,089           213,646        $2,199,830
Repurchased               (1,000,017)      (12,357,855)         (339,478)       (3,430,343)
Net (increase) decrease       12,061          $188,234          (125,832)      ($1,230,513)

CLASS C SHARES 2
Sold                         172,501        $1,982,769            59,780          $619,989
Repurchased                 (143,833)       (1,621,621)          (49,292)         (524,372)
Net increase                  28,668          $361,148            10,488           $95,617
TOTAL DECREASE               (66,713)      ($1,059,975)         (215,629)      ($2,171,465)


1 Semiannual period from 11-1-00 through 4-30-01. Unaudited.

2 Class C shares began operations on 3-1-99.



FOR YOUR
INFORMATION

TRUSTEES
Dennis S. Aronowitz*
Richard P. Chapman, Jr.
William J. Cosgrove*
John M. DeCiccio
Richard A. Farrell*
Maureen R. Ford
Gail D. Fosler
William F. Glavin
Dr. John A. Moore
Patti McGill Peterson
John W. Pratt*

*Members of the Audit Committee

OFFICERS
Maureen R. Ford
Chairman, President and
Chief Executive Officer

William L. Braman
Executive Vice President
and Chief Investment Officer

Richard A. Brown
Senior Vice President
and Chief Financial Officer

Susan S. Newton
Senior Vice President
and Secretary

James J. Stokowski
Vice President and Treasurer

Thomas H. Connors
Vice President and
Compliance Officer

INVESTMENT ADVISER
John Hancock Advisers, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

SUBADVISER
Nicholas-Applegate Capital Management
600 West Broadway
San Diego, California 92101

PRINCIPAL DISTRIBUTOR
John Hancock Funds, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

TRANSFER AGENT
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL
Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

HOW TO
CONTACT US

On the Internet                      www.jhfunds.com

By regular mail                      John Hancock Signature Services, Inc.
                                     1 John Hancock Way, Suite 1000
                                     Boston, MA 02217-1000

By express mail                      John Hancock Signature Services, Inc.
                                     Attn: Mutual Fund Image Operations
                                     529 Main Street
                                     Charlestown, MA 02129

Customer service representatives     1-800-225-5291

24-hour automated information        1-800-338-8080

TDD line                             1-800-544-6713



[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-544-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

This report is for the information of the shareholders of the John Hancock European Equity Fund. It is not authorized for distribution to prospective investors unless it is preceded or accompanied by the current prospectus, which details charges, investment objectives and operating policies.

920SA  4/01
       6/01






--------------------------------------------------------------------------------

                               SEMI ANNUAL REPORT

--------------------------------------------------------------------------------

                               CONSUMER INDUSTRIES
                                      FUND

                               John Hancock Funds

                                 APRIL 30, 2001

--------------------------------------------------------------------------------

John Hancock Consumer Industries Fund

Schedule of Investments
April 30, 2001  (Unaudited)
--------------------------------------------------------

                                                                           NUMBER OF
ISSUER, DESCRIPTION                                                          SHARES         VALUE
---------------------------------------------------------------------------------------------------
COMMON STOCKS
Beverages (6.27%)
Anheuser-Busch Cos., Inc.                                                    3,000          119,970
Coca-Cola Co.                                                                1,500           69,285
                                                                                         ----------
                                                                                            189,255
                                                                                         ----------
Computers (7.70%)
BEA Systems, Inc.*                                                             500           20,425
Check Point Software Technologies Ltd.* (Israel)                             1,000           62,730
VERITAS Software Corp.*                                                      2,500          149,025
                                                                                         ----------
                                                                                            232,180
                                                                                         ----------
Cosmetics & Personal Care (8.72%)
Estee Lauder Cos., Inc.  (Class A)                                           5,900          234,525
Gillette Co.                                                                 1,000           28,360
                                                                                         ----------
                                                                                            262,885
                                                                                         ----------
Finance (6.07%)
American Express Co.                                                         2,000           84,880
Citigroup, Inc.                                                              2,000           98,300
                                                                                         ----------
                                                                                            183,180
                                                                                         ----------
Food (8.65%)
Groupe Danone, American Depository Receipt (ADR)(France)                       500           13,000
Horizon Organic Holding Corp.*                                              10,000           51,700
Hormel Foods Corp.                                                           7,000          144,340
Nestle SA (ADR)(Switzerland)                                                   500           51,815
                                                                                         ----------
                                                                                            260,855
                                                                                         ----------
Leisure (0.47%)
Station Casinos, Inc.*                                                       1,000           14,060
                                                                                         ----------
Media (2.59%)
Viacom, Inc. (Class B)*                                                      1,500           78,090
                                                                                         ----------
Medical (8.86%)
Oxford Health Plans, Inc.*                                                   1,000           31,100
Pfizer, Inc.                                                                 4,000          173,200
Universal Health Services, Inc. (Class B)                                      700           62,832
                                                                                         ----------
                                                                                            267,132
                                                                                         ----------

                                                                           NUMBER OF
ISSUER, DESCRIPTION                                                          SHARES         VALUE
---------------------------------------------------------------------------------------------------
Retail (35.91%)
Abercrombie & Fitch Co. (Class A)*                                           4,000          133,200
Dollar Tree Stores, Inc.*                                                    1,000           20,920
Gap, Inc.,(The)                                                              3,000           83,130
Home Depot, Inc.                                                             5,000          235,500
Kroger Co.                                                                   4,000           90,360
Lowe's Cos., Inc.                                                            2,000          126,000
McDonald's Corp.                                                             1,000           27,500
Outback Steakhouse, Inc.*                                                    4,000          115,960
P.F. Chang's China Bistro, Inc.*                                             1,000           38,820
RadioShack Corp.                                                             4,000          122,520
Tweeter Home Entertainment Group, Inc.*                                      1,500           37,515
Wal-Mart Stores, Inc.                                                        1,000           51,740
                                                                                         ----------
                                                                                          1,083,165
                                                                                         ----------
Soap & Cleaning Preparations (0.92%)
Colgate-Palmolive Co.                                                          500           27,925
                                                                                         ----------
Tobacco (6.65%)
Philip Morris Cos., Inc.                                                     4,000          200,440
                                                                                         ----------
TOTAL COMMON STOCKS (92.81%)
(Cost $2,776,459)                                                                         2,799,167
                                                                                         ----------

                                                             INTEREST      PAR VALUE
                                                               RATE     (000'S OMITTED)
SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (3.84%)
Investment in a joint repurchase agreement transaction
 with Barclays Capital, Inc. - Dated 04-30-01, due 05-01-01
(Secured by U.S. Treasury Bonds, 5.25% thru 8.75%,
due 08-15-20 thru 02-15-29)                                    4.51%          $116          116,000
                                                                                         ----------
Government - U.S. Agencies (6.80%)
Federal Home Loan Mortgage Corp.,
Disc Note  05-01-01                                            4.53            100          100,000
Federal National Mortgage Assn.,
Disc Note  05-01-01                                            4.53            105          105,000
                                                                                         ----------
                                                                                            205,000
                                                                                         ----------

TOTAL SHORT-TERM INVESTMENTS (10.64%)                                                       321,000
                                                                                         ----------

TOTAL INVESTMENTS (103.45%)                                                               3,120,167
                                                                                         ----------

OTHER ASSETS AND LIABILITIES, NET (3.45%)                                                  (104,085)
                                                                                         ----------

TOTAL NET ASSETS (100.00%)                                                               $3,016,082
                                                                                         ==========

* Non-income producing security.

Parenthetical disclosure of a foreign country in the security description represents country of foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

--------------------------------------------------------------------------------

                       See notes to financial statements.

John Hancock Funds - Consumer Industries Fund

ASSETS AND LIABILITIES

April 30, 2001 (unaudited)

ASSETS
Investments at value (cost - $3,097,459)                             $3,120,167
Cash                                                                        937
Receivable for investments sold                                          32,879
Dividends and interest receivable                                         1,665
Receivable from affiliates                                                1,583
Total assets                                                          3,157,231

LIABILITIES

Payable for investments purchased                                       140,025
Other payables and accrued expenses                                       1,124
Total liabilities                                                       141,149

NET ASSETS

Capital paid-in                                                       3,000,000
Accumulated net realized loss on investments                            (12,138)
Net unrealized appreciation of investments                               22,708
Undistributed net investment income                                       5,512
Net assets                                                           $3,016,082

NET ASET VALUE PER SHARE

Based on net asset values and shares
outstanding
Class A - ($2,955,828  / 294,000 shares)                                 $10.05
Class B - (   $30,127  /   3,000 shares)                                 $10.04
Class C - (   $30,127  /   3,000 shares)                                 $10.04

MAXIMUM OFFERING PRICE PER SHARE

Class A - ($ 10.05 / 95%)                                                $10.58
Class C - ($ 10.04 / 99%)                                                $10.14

                       See notes to financial statements.

John Hancock Funds - Consumer Industries Fund

OPERATIONS

For the period ended April 30, 2001 (unaudited). (1)

INVESTMENT INCOME

Dividends (net of foreign withholding taxes of $120)                    $4,139
Interest                                                                 8,831
Total investment income                                                 12,970

EXPENSES

Investment management fee                                                4,053
Class A distribution and service fee                                     1,402
Class B distribution and service fee                                        48
Class C distribution and service fee                                        48
Custodian fee                                                            3,934
Registration and filing fees                                             1,691
Auditing fee                                                             1,230
Printing                                                                   641
Accounting and Legal Services Fee                                           93
Transfer agent fee                                                          48
Miscellaneous                                                               45
Legal fees                                                                  17
Trustees' fees                                                              10
Total expenses                                                          13,260
Less expense reductions                                                 (5,802)
Net expenses                                                             7,458
Net investment income                                                    5,512

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized loss from investments                                     (12,138)
Change in net unrealized appreciation
   on investments                                                       22,708
Net realized and unrealized gain                                        10,570
Increase in net assets from operations                                 $16,082

(1)   Inception period from 03-01-01 through 4-30-01.

                       See notes to financial statements.

John Hancock Funds - Consumer Industries Fund

CHANGES IN NET ASSETS

                                                                  PERIOD ENDED
                                                                  4-30-01 (1,2)

INCREASE (DECREASE) IN NET ASSETS

>From operations
Net investment income                                                   $5,512
Net realized loss                                                      (12,138)
Change in net unrealized appreciation                                   22,708
Increase in net assets resulting from operations                        16,082

>From fund share transactions                                         3,000,000

NET ASSETS

Beginning of period                                                         --
End of period                                                       $3,016,082

(1)   Class A, Class B and Class C shares began operations on 3-1-01.
(2)   Inception period from 03-01-01 through 4-30-01. Unaudited.

                       See notes to financial statements.

John Hancock Funds - Consumer Industries Fund
Financial Highlights (Unaudited)
CLASS A

PERIOD ENDED                                                       4-30-01 (1,2)

PER SHARE OPERATING PERFORMANCE

Net asset value, beginning of period                                $10.00
Net investment income (3)                                             0.02
Net realized and unrealized gain on investments                       0.03
Total from investment operations                                      0.05
Net asset value, end of period                                      $10.05
Total return (4) (%)                                                  0.50 (5,6)

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)                                 $3
Ratio of expenses to average net assets (%)                           1.55 (7)
Ratio of adjusted expenses to average net assets (8) (%)              2.77 (7)
Ratio of net investment income to average net assets   (%)            1.17 (7)
Portfolio turnover (%)                                                  10

                       See notes to financial statements.

John Hancock Funds - Consumer Industries Fund
Financial Highlights (Unaudited)
CLASS B

PERIOD ENDED                                                       4-30-01 (1,2)

PER SHARE OPERATING PERFORMANCE

Net asset value, beginning of period                                $10.00
Net investment income (3)                                             0.01
Net realized and unrealized gain on investments                       0.03
Total from investment operations                                      0.04
Net asset value, end of period                                      $10.04
Total return (4) (%)                                                  0.40 (5,6)

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)                                 -- (9)
Ratio of expenses to average net assets (%)                           2.25 (7)
Ratio of adjusted expenses to average net assets(8)(%)                3.47 (7)
Ratio of net investment income to average net assets  (%)             0.47 (7)
Portfolio turnover (%)                                                  10

                       See notes to financial statements.

John Hancock Funds - Consumer Industries Fund
Financial Highlights (Unaudited)
CLASS  C

PERIOD ENDED                                                       4-30-01 (1,2)

PER SHARE OPERATING PERFORMANCE

Net asset value, beginning of period                                $10.00
Net investment income (3)                                             0.01
Net realized and unrealized gain on investments                       0.03
Total from investment operations                                      0.04
Net asset value, end of period                                      $10.04
Total return (4) (%)                                                  0.40 (5,6)

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)                                 -- (9)
Ratio of expenses to average net assets (%)                           2.25 (7)
Ratio of adjusted expenses to average net assets (8) (%)              3.47 (7)
Ratio of net investment income to average net assets (%)              0.47 (7)
Portfolio turnover (%)                                                  10

(1)   Class A, Class B, and Class C shares began operations on 3-1-01.
(2)   Semiannual period from 3-1-02 through 4-30-01. Unaudited.
(3)   Based on the average of the shares outstanding at the end of each month.
(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(5) The total return would have been lower had certain expenses not been reduced during the period shown.
(6)   Not annualized.
(7)   Annualized.
(8) Does not take into consideration expense reductions during the period shown.
(9)   Less than $500,000.

                       See notes to financial statements.

Notes to the Financial Statements

Unaudited

NOTE A

ACCOUNTING POLICIES

John Hancock Consumer Industries Fund (the "Fund") is a non-diversified series of John Hancock World Fund, an open-end management investment company, registered under the Investment Company Act of 1940. The investment objective of the Fund is to achieve long term capital appreciation growth by investing principally in U.S. and foreign companies engaged in providing goods and services to consumers.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permit borrowings up to $500 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended April 30, 2001.

Securities lending

The Fund may lend its securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. There were no securities loaned as of April 30, 2001.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income which is distributed to shareholders. Therefore, no federal income tax provision is required.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis.

The Fund records distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Distributions paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B

Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a quarterly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.85% of the first $500,000,000 of the Fund's average daily net asset value, (b) 0.80% of the next $500,000,000, and (c) 0.75% in excess of $1,000,000,000.

The Adviser has agreed to limit Fund's expenses, excluding the distribution and service fees, to 1.25% of the Fund's average daily net assets, at least until February 28, 2002. Accordingly, the expense reduction amounted to $5,802 for the period ended April 30, 2001. The Adviser reserves the right to terminate this limitation in the future.

The Fund has Distribution Plans with John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets, to reimburse JH Funds for its distribution and service costs. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the period ended April 30, 2001, JH Funds received no net up-front sales charges with regard to sales of Class A or Class C shares.

Class B shares which are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares which are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B and Class C shares. For the period ended April 30, 2001, no CDSCs were received by JH Funds.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. The Fund pays monthly transfer agent fees based on the number of shareholder accounts and certain out-of-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for this period was at an annual rate of less than 0.02% of the average net assets of the Fund.

Ms. Maureen R. Ford and Mr. John M. DeCiccio are directors and officers of the Adviser and its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C

Investment transactions

Purchases and proceeds from sales of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2001, aggregated $3,081,437 and $292,840, respectively.

The cost of investments owned at April 30, 2001 (including short-term investments) for federal income tax purposes was $3,097,459. Gross unrealized appreciation and depreciation of investments aggregated $83,352 and $60,644, respectively, resulting in net unrealized appreciation of $22,708.

Note D

Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.

                                                  PERIOD ENDED 4-30-01 (1,2)
                                                SHARES                  AMOUNT
--------------------------------------------------------------------------------
CLASS A SHARES (1)
--------------------------------------------------------------------------------
Sold                                            294,000              $2,940,000
Net increase                                    294,000              $2,940,000

--------------------------------------------------------------------------------
CLASS B SHARES (1)
--------------------------------------------------------------------------------
Sold                                             3,000                  $30,000
Net increase                                     3,000                  $30,000

--------------------------------------------------------------------------------
CLASS C SHARES (1)
--------------------------------------------------------------------------------
Sold                                             3,000                  $30,000
Net increase                                     3,000                  $30,000

--------------------------------------------------------------------------------
NET INCREASE                                    300,000              $3,000,000
--------------------------------------------------------------------------------

(1)   Class A, Class B and Class C shares began operations on 3-1-01.
(2)   Semiannual period from 3-1-01 through 4-30-01. Unaudited.

                  John Hancock Funds - Consumer Industries Fund

                                    Trustees
                              Dennis S. Aronowitz*
                             Richard P. Chapman, Jr.
                              William J. Cosgrove*
                                John M. DeCiccio
                               Richard A. Farrell*
                                 Maureen R. Ford
                                 Gail D. Fosler
                                William F. Glavin
                                Dr. John A. Moore
                              Patti McGill Peterson
                                 John W. Pratt*
                        * Members of the Audit Committee

                                    Officers
                                 Maureen R. Ford
                               Chairman, President
                           and Chief Executive Officer
                                William L. Braman
                            Executive Vice President
                          and Chief Investment Officer
                                Richard A. Brown
                              Senior Vice President
                           and Chief Financial Officer
                                 Susan S. Newton
                              Senior Vice President
                                  and Secretary
                               James J. Stokowski
                          Vice President and Treasurer
                                Thomas H. Connors
                               Vice President and
                               Compliance Officer

                               Investment Adviser
                           John Hancock Advisers, Inc.
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                              Principal Distributor
                            John Hancock Funds, Inc.
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                                    Custodian
                       State Street Bank and Trust Company
                               225 Franklin Street
                           Boston, Massachusetts 02110

                                 Transfer Agent
                      John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                        Boston, Massachusetts 02217-1000

                                  Legal Counsel
                                  Hale and Dorr
                                 60 State Street
                        Boston, Massachusetts 02109-1803




Hancock     5748-28.edg     Page 1